UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices)   (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1.  Reports to Stockholders.

(a)	The Registrant’s Tailored Shareholder Reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Admin Class

LBFAX

Loomis Sayles Bond Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Loomis Sayles Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admin Class	$54	1.09%

Key Fund Statistics

Total Net Assets	$4,356,767,123
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	611
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$11,111,452

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	30.3%
Short-Term Investments	3.2%
Pharmaceuticals	3.0%
ABS Car Loan	3.2%
Metals & Mining	3.2%
Life Insurance	3.3%
ABS Home Equity	4.2%
Collateralized Loan Obligations	4.3%
Banking	4.5%
Sovereigns	4.6%
ABS Other	5.0%
Technology	5.0%
Finance Companies	5.1%
Cable Satellite	7.3%
Treasuries	13.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.6
US Treasury	10.3
Not rated	17.9
CC	2.7
CCC	2.1
B	4.0
BB	16.8
BBB	36.0
A	5.2
AA	2.7
AAA	1.7
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 1.15% from 1.16%.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

800-225-5478

Admin Class

LBFAX

Loomis Sayles Bond Fund

Semi-annual Shareholder Report

June 30, 2024

M-LSTB88AD-0624

Class N

LSBNX

Loomis Sayles Bond Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Loomis Sayles Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$31	0.61%

Key Fund Statistics

Total Net Assets	$4,356,767,123
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	611
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$11,111,452

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	30.3%
Short-Term Investments	3.2%
Pharmaceuticals	3.0%
ABS Car Loan	3.2%
Metals & Mining	3.2%
Life Insurance	3.3%
ABS Home Equity	4.2%
Collateralized Loan Obligations	4.3%
Banking	4.5%
Sovereigns	4.6%
ABS Other	5.0%
Technology	5.0%
Finance Companies	5.1%
Cable Satellite	7.3%
Treasuries	13.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.6
US Treasury	10.3
Not rated	17.9
CC	2.7
CCC	2.1
B	4.0
BB	16.8
BBB	36.0
A	5.2
AA	2.7
AAA	1.7
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.60% from 0.61%.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

800-225-5478

Class N

LSBNX

Loomis Sayles Bond Fund

Semi-annual Shareholder Report

June 30, 2024

M-LSTB88N-0624

Institutional Class

LSBDX

Loomis Sayles Bond Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Loomis Sayles Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$33	0.66%

Key Fund Statistics

Total Net Assets	$4,356,767,123
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	611
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$11,111,452

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	30.3%
Short-Term Investments	3.2%
Pharmaceuticals	3.0%
ABS Car Loan	3.2%
Metals & Mining	3.2%
Life Insurance	3.3%
ABS Home Equity	4.2%
Collateralized Loan Obligations	4.3%
Banking	4.5%
Sovereigns	4.6%
ABS Other	5.0%
Technology	5.0%
Finance Companies	5.1%
Cable Satellite	7.3%
Treasuries	13.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.6
US Treasury	10.3
Not rated	17.9
CC	2.7
CCC	2.1
B	4.0
BB	16.8
BBB	36.0
A	5.2
AA	2.7
AAA	1.7
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.65% from 0.66%.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

800-225-5478

Institutional Class

LSBDX

Loomis Sayles Bond Fund

Semi-annual Shareholder Report

June 30, 2024

M-LSTB88I-0624

Retail Class

LSBRX

Loomis Sayles Bond Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Loomis Sayles Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$45	0.91%

Key Fund Statistics

Total Net Assets	$4,356,767,123
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	611
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$11,111,452

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	30.3%
Short-Term Investments	3.2%
Pharmaceuticals	3.0%
ABS Car Loan	3.2%
Metals & Mining	3.2%
Life Insurance	3.3%
ABS Home Equity	4.2%
Collateralized Loan Obligations	4.3%
Banking	4.5%
Sovereigns	4.6%
ABS Other	5.0%
Technology	5.0%
Finance Companies	5.1%
Cable Satellite	7.3%
Treasuries	13.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.6
US Treasury	10.3
Not rated	17.9
CC	2.7
CCC	2.1
B	4.0
BB	16.8
BBB	36.0
A	5.2
AA	2.7
AAA	1.7
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.90% from 0.91%.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

800-225-5478

Retail Class

LSBRX

Loomis Sayles Bond Fund

Semi-annual Shareholder Report

June 30, 2024

M-LSTB88R-0624

Institutional Class

LSIGX

Loomis Sayles Investment Grade Fixed Income Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Loomis Sayles Investment Grade Fixed Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$26	0.53%

Key Fund Statistics

Total Net Assets	$206,243,272
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	646
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$353,027

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	32.8%
Short-Term Investments	4.0%
Metals & Mining	3.0%
Collateralized Loan Obligations	3.2%
Midstream	3.3%
Sovereigns	3.5%
Finance Companies	4.0%
ABS Home Equity	4.5%
ABS Other	4.5%
ABS Car Loan	5.0%
Technology	7.1%
Banking	9.2%
Treasuries	15.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.2
US Treasury	13.1
Not rated	16.1
CC	0.4
CCC	0.6
B	0.7
BB	8.4
BBB	47.2
A	7.1
AA	2.7
AAA	2.5
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

800-225-5478

Institutional Class

LSIGX

Loomis Sayles Investment Grade Fixed Income Fund

Semi-annual Shareholder Report

June 30, 2024

M-LSTIG88I-0624

(b)	Not applicable.

Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Registrant’s Financial Statements and Other Important Information are as follows:

Loomis Sayles Bond Fund
Loomis Sayles Investment Grade Fixed Income Fund
Semi-annual Financial Statements and Other Important Information
June 30, 2024

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 90.2% of Net Assets

Non-Convertible Bonds — 83.4%
	ABS Car Loan — 3.2%
$3,685,000	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028(a)	$3,616,202
1,134,567	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	1,142,721
3,880,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027(a)	3,760,650
1,745,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class C, 2.130%, 8/20/2027(a)	1,608,297
3,470,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class C, 2.350%, 2/20/2028(a)	3,154,317
1,320,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	1,371,989
765,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	770,584
7,005,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	7,094,818
1,255,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	1,180,607
175,000	CarMax Auto Owner Trust, Series 2024-1, Class D, 6.000%, 7/15/2030	174,604
1,310,929	Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.020%, 6/12/2028	1,230,538
551,397	Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.720%, 9/11/2028	520,016
3,488,452	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.300%, 9/11/2028	3,365,651
3,032,000	Carvana Auto Receivables Trust, Series 2021-P4, Class C, 2.330%, 2/10/2028	2,766,042
1,000,000	Carvana Auto Receivables Trust, Series 2023-N4, Class D, 7.220%, 2/11/2030(a)	1,024,219
900,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	898,792
4,020,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.630%, 9/16/2030(a)	3,961,021
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$8,080,000	Credit Acceptance Auto Loan Trust, Series 2021-4, Class C, 1.940%, 2/18/2031(a)	$7,823,048
1,650,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	1,672,414
2,245,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	2,255,278
2,010,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	2,015,352
3,820,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	3,848,627
2,820,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	2,942,260
2,155,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	2,197,469
5,260,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.920%, 9/15/2027(a)	5,094,567
11,135,000	GLS Auto Receivables Issuer Trust, Series 2021-4A, Class D, 2.480%, 10/15/2027(a)	10,638,360
2,915,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029(a)	2,935,452
2,200,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	2,188,756
2,225,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	2,258,707
215,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class D, 6.430%, 1/15/2031(a)	216,640
775,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class C, 5.930%, 6/17/2030(a)	780,001
11,029,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	10,647,736
2,020,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	2,014,523
1,960,000	Hertz Vehicle Financing LLC, Series 2022-2A, Class D, 5.160%, 6/26/2028(a)	1,756,344
6,205,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	6,035,020
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$495,012	JPMorgan Chase Bank NA, Series 2021-3, Class D, 1.009%, 2/26/2029(a)	$483,788
525,000	LAD Auto Receivables Trust, Series 2024-1A, Class B, 5.330%, 2/15/2029(a)	520,907
130,000	LAD Auto Receivables Trust, Series 2024-1A, Class C, 5.640%, 6/15/2029(a)	129,206
160,000	LAD Auto Receivables Trust, Series 2024-1A, Class D, 6.150%, 6/16/2031(a)	159,848
8,375,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028(a)	8,567,943
426,591	Santander Bank Auto Credit-Linked Notes, Series 2021-1A, Class B, 1.833%, 12/15/2031(a)	423,015
7,605,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class D, 5.970%, 10/15/2031	7,629,838
505,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	505,152
310,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	311,170
680,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	685,321
430,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	443,248
5,940,000	Westlake Automobile Receivables Trust, Series 2021-3A, Class D, 2.120%, 1/15/2027(a)	5,729,968
6,320,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	6,488,788
		137,039,814
	ABS Credit Card — 0.4%
7,885,000	Fortiva Retail Credit Master Note Business Trust, Series 2024-ONE, Class B, 9.700%, 11/15/2029(a)	7,905,730
4,035,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.690%, 11/15/2028(a)	4,083,218
3,940,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.590%, 8/15/2029(a)	3,981,157
		15,970,105
	ABS Home Equity — 4.2%
6,500,267	510 Asset-Backed Trust, Series 2021-NPL1, Class A1, 5.240%, 6/25/2061(a)(b)	6,403,131
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$2,715,000	CoreVest American Finance Ltd., Series 2021-1, Class C, 2.800%, 4/15/2053(a)	$2,227,356
4,647,000	CoreVest American Finance Ltd., Series 2021-2, Class C, 2.478%, 7/15/2054(a)	3,754,382
2,280,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	1,870,277
5,175,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	5,195,012
3,716,673	Credit Suisse Mortgage Trust, Series 2021-RPL6, Class M2, 3.125%, 10/25/2060(a)	2,821,350
7,995,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038(a)	7,315,514
5,272,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038(a)	4,806,925
3,120,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038(a)	2,840,335
8,720,000	GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1, 7.466%, 6/25/2054(a)(b)	8,722,564
1,246,500	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	1,018,381
12,541,202	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	11,396,692
6,275,406	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	5,699,661
6,539,760	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.750%, 4/25/2061(a)(b)	6,419,065
2,165,479	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 1.650%, 11/25/2060(a)(b)	2,109,709
1,720,000	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M2, 3.250%, 7/25/2059(a)(b)	1,479,852
6,000,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	6,003,636
5,375,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	5,406,686
3,165,861	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	2,915,824
1,635,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038(a)	1,508,724
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$1,145,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038(a)	$1,054,818
3,535,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	3,248,906
925,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038(a)	846,966
4,495,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	4,137,351
2,300,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	2,109,830
5,280,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040(a)	4,554,598
1,445,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	1,223,785
1,705,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040(a)	1,489,385
1,175,000	Progress Residential Trust, Series 2021-SFR9, Class E2, 3.010%, 11/17/2040(a)	1,025,060
625,000	Progress Residential Trust, Series 2023-SFR2, Class B, 4.500%, 10/17/2040(a)	590,681
5,358,747	PRPM LLC, Series 2021-10, Class A1, 2.487%, 10/25/2026(a)(b)	5,302,756
9,475,910	PRPM LLC, Series 2021-4, Class A1, 4.867%, 4/25/2026(a)(b)	9,452,927
5,647,527	PRPM LLC, Series 2021-8, Class A1, 1.743%, 9/25/2026(a)(b)	5,482,036
5,938,207	PRPM LLC, Series 2021-9, Class A1, 2.363%, 10/25/2026(a)(b)	5,844,125
4,630,788	PRPM LLC, Series 2024-2, Class A1, 7.026%, 3/25/2029(a)(b)	4,641,462
2,615,692	RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.021%, 1/25/2029(a)(b)	2,601,758
1,164,650	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	1,142,620
1,280,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	1,278,803
60,203	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055(a)(b)	59,509
3,660,000	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.000%, 4/25/2056(a)(b)	3,572,472
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$430,000	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057(a)(b)	$411,923
1,195,000	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.500%, 10/25/2059(a)(b)	1,026,571
905,000	Towd Point Mortgage Trust, Series 2020-1, Class A2B, 3.250%, 1/25/2060(a)(b)	760,330
495,000	Towd Point Mortgage Trust, Series 2020-2, Class A2B, 3.000%, 4/25/2060(a)(b)	405,282
2,015,000	Tricon Residential Trust, Series 2021-SFR1, Class E1, 2.794%, 7/17/2038(a)	1,850,639
5,360,000	Tricon Residential Trust, Series 2021-SFR1, Class E2, 2.894%, 7/17/2038(a)	4,928,025
94,174	VCAT LLC, Series 2021-NPL1, Class A1, 5.289%, 12/26/2050(a)(b)	93,694
6,790,069	VCAT LLC, Series 2021-NPL5, Class A1, 1.868%, 8/25/2051(a)(b)	6,683,056
11,688,463	VCAT LLC, Series 2021-NPL6, Class A1, 1.917%, 9/25/2051(a)(b)	11,437,490
4,322,025	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 5.240%, 2/27/2051(a)(b)	4,275,192
		181,447,126
	ABS Other — 5.0%
4,045,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	4,090,377
550,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1D, 6.890%, 2/15/2029(a)	550,153
3,370,000	Affirm Asset Securitization Trust, Series 2024-A, Class B, 5.930%, 2/15/2029(a)	3,363,590
1,377,537	Aqua Finance Trust, Series 2019-A, Class C, 4.010%, 7/16/2040(a)	1,273,525
2,410,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046(a)	2,050,107
13,505,000	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	12,987,684
1,960,000	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	1,971,217
535,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.860%, 4/17/2035(a)	538,254
3,194,069	Business Jet Securities LLC, Series 2024-1A, Class A, 6.197%, 5/15/2039(a)	3,223,055
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$2,554,057	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	$2,020,387
1,044,611	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	940,417
2,703,653	Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.464%, 5/11/2037(a)	2,345,170
10,112,007	Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.171%, 5/11/2037(a)	9,006,654
426,878	Elara HGV Timeshare Issuer LLC, Series 2021-A, Class C, 2.090%, 8/27/2035(a)	393,760
3,237,694	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	3,208,484
1,210,000	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	1,233,672
155,449	FREED ABS Trust, Series 2021-2, Class C, 1.940%, 6/19/2028(a)	155,116
2,547,940	FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028(a)	2,493,024
3,565,000	FREED ABS Trust, Series 2022-1FP, Class D, 3.350%, 3/19/2029(a)	3,473,476
16,445,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	16,577,086
10,605,000	Frontier Issuer LLC, Series 2024-1, Class C, 11.160%, 6/20/2054(a)	10,585,529
530,157	Hilton Grand Vacations Trust, Series 2024-1B, Class C, 6.620%, 9/15/2039(a)	536,691
468,621	Hilton Grand Vacations Trust, Series 2024-1B, Class D, 8.850%, 9/15/2039(a)	476,578
44,851	HIN Timeshare Trust, Series 2020-A, Class C, 3.420%, 10/09/2039(a)	41,970
865,009	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	863,343
3,645,000	HPEFS Equipment Trust, Series 2022-1A, Class D, 2.400%, 11/20/2029(a)	3,536,818
1,215,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	1,232,682
2,747,700	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	2,647,260
6,531,712	JOL Air Ltd., Series 2019-1, Class A, 3.967%, 4/15/2044(a)	6,116,439
8,250,659	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	7,427,738
504,287	Marlette Funding Trust, Series 2021-2A, Class C, 1.500%, 9/15/2031(a)	500,773
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$3,210,000	Marlette Funding Trust, Series 2021-3A, Class C, 1.810%, 12/15/2031(a)	$3,143,376
1,100,000	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	1,106,811
6,900,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	6,921,307
810,000	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.230%, 4/20/2054(a)	818,584
1,131,046	Mosaic Solar Loans LLC, Series 2024-1A, Class B, 6.250%, 9/20/2049(a)	1,111,066
6,655,934	MVW LLC, Series 2021-2A, Class C, 2.230%, 5/20/2039(a)	6,124,081
13,549,818	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(b)	12,181,407
3,250,000	Nelnet Student Loan Trust, Series 2021-A, Class B2, 2.850%, 4/20/2062(a)	2,701,232
5,485,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	4,669,447
2,010,000	PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/2039(a)	2,010,492
800,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.530%, 12/22/2031(a)	738,434
725,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030(a)	687,049
4,060,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032(a)	4,117,120
705,000	SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.820%, 9/20/2032(a)	712,504
700,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.580%, 6/21/2033(a)	703,781
5,060,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	5,138,344
926,756	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	875,988
13,414,375	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	12,023,626
1,440,000	SoFi Consumer Loan Program Trust, Series 2021-1, Class D, 2.040%, 9/25/2030(a)	1,378,943
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$610,000	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	$609,422
5,709,420	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	5,499,605
3,812,156	TIF Funding III LLC, Series 2024-1A, Class A, 5.480%, 4/20/2049(a)	3,792,274
10,240,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, SOFR + 1.400%, 6.737%, 11/15/2027(a)(b)	10,318,930
1,675,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, 11/15/2027(a)	1,686,212
6,429,473	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	5,799,938
1,615,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	1,612,972
422,581	Willis Engine Structured Trust IV, Series 2018-A, Class B, 5.438%, 9/15/2043(a)(b)	390,266
11,641,339	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	10,337,684
6,445,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	6,560,527
		219,632,451
	ABS Student Loan — 1.0%
2,275,512	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	2,290,813
10,200,000	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	10,223,552
3,335,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	3,341,286
1,643,296	College Avenue Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051(a)	1,485,202
2,157,000	College Avenue Student Loans LLC, Series 2021-C, Class D, 4.110%, 7/26/2055(a)	1,954,827
1,750,000	College Avenue Student Loans LLC, Series 2023-B, Class C, 7.580%, 6/25/2054(a)	1,773,809
602,602	ELFI Graduate Loan Program LLC, Series 2021-A, Class B, 2.090%, 12/26/2046(a)(b)	491,171
2,565,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	1,701,954
Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — continued
$5,895,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	$4,196,857
2,345,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	1,941,700
2,120,000	Nelnet Student Loan Trust, Series 2021-DA, Class C, 3.500%, 4/20/2062(a)	1,672,067
863,000	Nelnet Student Loan Trust, Series 2021-DA, Class D, 4.380%, 4/20/2062(a)	678,802
5,735,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051(a)	4,834,307
7,070,000	SMB Private Education Loan Trust, Series 2021-E, Class B, 2.490%, 2/15/2051(a)	5,781,719
1,729,000	SMB Private Education Loan Trust, Series 2024-A, Class B, 5.880%, 3/15/2056(a)	1,737,557
		44,105,623
	ABS Whole Business — 1.0%
9,470,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	9,790,873
2,169,100	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	2,295,794
3,370,750	Hardee's Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051(a)	2,895,331
1,630,912	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	1,669,303
3,457,100	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	3,169,614
200,388	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	188,073
782,000	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	691,216
10,865,000	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	10,866,999
12,630,000	Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 7/30/2054(a)	12,738,719
		44,305,922
	Aerospace & Defense — 1.9%
15,655,000	BAE Systems PLC, 5.300%, 3/26/2034(a)	15,490,623
12,675,000	Boeing Co., 3.625%, 2/01/2031	11,093,482
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Aerospace & Defense — continued
$9,895,000	Boeing Co., 5.150%, 5/01/2030	$9,502,030
9,055,000	Boeing Co., 5.705%, 5/01/2040	8,348,391
23,560,000	Boeing Co., 5.805%, 5/01/2050	21,232,272
555,000	Boeing Co., 5.930%, 5/01/2060	496,198
2,540,000	Boeing Co., 6.388%, 5/01/2031(a)	2,585,864
2,385,000	Boeing Co., 6.528%, 5/01/2034(a)	2,442,001
7,185,000	Boeing Co., 6.858%, 5/01/2054(a)	7,373,045
3,805,000	Boeing Co., 7.008%, 5/01/2064(a)	3,895,825
		82,459,731
	Automotive — 0.7%
4,310,000	General Motors Financial Co., Inc., 3.100%, 1/12/2032	3,622,392
1,345,000	General Motors Financial Co., Inc., 5.850%, 4/06/2030	1,361,458
10,060,000	General Motors Financial Co., Inc., 6.400%, 1/09/2033	10,440,793
3,345,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	3,406,685
3,305,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	3,370,670
5,090,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	5,262,322
3,490,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	3,610,789
		31,075,109
	Banking — 4.4%
17,805,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(c)	14,950,930
13,203,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	11,341,959
14,253,000	BNP Paribas SA, (fixed rate to 8/12/2030, variable rate thereafter), 2.588%, 8/12/2035(a)	11,648,692
6,210,000	CaixaBank SA, (fixed rate to 9/13/2033, variable rate thereafter), 6.840%, 9/13/2034(a)	6,559,871
22,830,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	22,967,146
4,195,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	3,450,505
25,209,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	21,254,355
7,940,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	8,511,839
3,380,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032(a)	2,871,479
17,675,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	17,572,027
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$13,630,000	NatWest Group PLC, (fixed rate to 8/28/2030, variable rate thereafter), 3.032%, 11/28/2035	$11,415,943
13,365,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(a)	13,231,237
5,470,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	6,592,756
8,805,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	8,796,021
510,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(a)	435,033
8,545,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	8,970,797
22,400,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	20,983,755
		191,554,345
	Brokerage — 0.5%
5,915,000	Blue Owl Finance LLC, 6.250%, 4/18/2034(a)	5,930,616
11,745,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	11,895,564
5,731,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	5,787,205
		23,613,385
	Building Materials — 1.3%
45,994,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	40,551,102
2,815,000	Cemex SAB de CV, (fixed rate to 3/14/2028, variable rate thereafter), 9.125%(a)(c)	3,003,014
15,360,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	14,760,892
		58,315,008
	Cable Satellite — 4.7%
36,985,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	28,073,746
11,015,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	8,494,925
35,342,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	28,885,659
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$24,940,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	$15,165,817
1,438,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.850%, 4/01/2061	839,674
46,770,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	27,708,551
6,805,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	5,998,900
5,935,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.125%, 7/01/2049	4,555,715
7,940,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	4,955,273
950,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	614,028
815,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	525,855
46,092,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	16,786,803
1,665,000	CSC Holdings LLC, 5.000%, 11/15/2031(a)	603,579
19,355,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	14,705,356
1,390,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	524,652
9,430,000	DISH DBS Corp., 5.125%, 6/01/2029	3,734,379
26,600,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	20,981,873
10,570,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	7,328,323
14,719,000	DISH DBS Corp., 7.750%, 7/01/2026	9,137,049
6,190,000	Time Warner Cable LLC, 4.500%, 9/15/2042	4,530,463
535,000	Time Warner Cable LLC, 5.875%, 11/15/2040	464,203
		204,614,823
	Chemicals — 0.7%
1,995,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030(a)	1,686,910
6,990,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050(a)	5,164,171
Principal Amount (‡)	Description	Value (†)

	Chemicals — continued
$4,425,000	Celanese U.S. Holdings LLC, 6.550%, 11/15/2030	$4,624,095
17,680,000	Celanese U.S. Holdings LLC, 6.700%, 11/15/2033	18,579,020
		30,054,196
	Construction Machinery — 0.5%
2,300,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	2,243,876
3,425,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	3,337,196
4,640,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	4,604,726
11,225,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	11,184,059
		21,369,857
	Consumer Cyclical Services — 1.1%
5,655,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	5,033,507
33,255,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	31,685,022
12,808,000	Uber Technologies, Inc., 6.250%, 1/15/2028(a)	12,823,049
		49,541,578
	Electric — 1.0%
26,600,239	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	26,440,835
7,160,000	Duke Energy Corp., 5.450%, 6/15/2034	7,077,006
9,140,000	Southern Co., 5.700%, 3/15/2034	9,292,521
		42,810,362
	Finance Companies — 5.1%
19,290,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	16,574,284
4,305,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	3,610,988
6,395,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.150%, 9/30/2030	6,611,359
3,100,000	AGFC Capital Trust I, 3 mo. USD SOFR + 2.012%, 7.340%, 1/15/2067(a)(b)	1,973,460
17,166,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(c)	16,294,286
4,205,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	4,203,791
5,325,000	Aircastle Ltd., Series A, (fixed rate to 6/15/2026, variable rate thereafter), 5.250%(a)(c)	5,134,051
12,465,000	Ares Capital Corp., 2.875%, 6/15/2028	11,041,507
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$17,495,000	Ares Capital Corp., 3.200%, 11/15/2031	$14,427,819
6,740,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	6,874,733
13,520,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	14,089,972
22,260,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027	20,102,070
615,000	Blue Owl Capital Corp., 2.625%, 1/15/2027	561,940
12,710,000	Blue Owl Capital Corp., 2.875%, 6/11/2028	11,242,415
650,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	660,995
1,390,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	1,429,356
4,615,000	Nationstar Mortgage Holdings, Inc., 5.000%, 2/01/2026(a)	4,516,992
799,000	OneMain Finance Corp., 3.500%, 1/15/2027	748,621
880,000	OneMain Finance Corp., 3.875%, 9/15/2028	789,028
2,415,000	OneMain Finance Corp., 4.000%, 9/15/2030	2,072,654
3,215,000	OneMain Finance Corp., 5.375%, 11/15/2029	3,015,205
4,390,000	OneMain Finance Corp., 7.125%, 3/15/2026	4,460,912
24,074,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	22,482,391
12,509,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	11,347,233
28,741,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	25,047,290
15,738,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	13,262,239
		222,575,591
	Financial Other — 0.9%
9,560,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(d)	621,496
3,680,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(d)	85,854
1,455,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(d)	36,375
2,565,000	Central China Real Estate Ltd., 7.250%, 4/28/2025(d)	64,125
3,675,000	Central China Real Estate Ltd., 7.500%, 7/14/2025(d)	91,875
945,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(d)	23,625
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$730,000	Central China Real Estate Ltd., 7.750%, 5/24/2024(d)	$16,425
2,815,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025(d)	296,532
990,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(d)	105,079
7,770,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031(d)	660,683
36,625,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	31,315,895
19,485,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(d)	633,262
1,845,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(d)	56,420
2,400,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(d)	78,000
24,005,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(d)	780,162
1,305,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(d)	42,413
1,735,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(d)	54,306
5,965,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(d)	510,723
5,148,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(d)	428,262
6,195,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(d)	282,678
400,000	Shimao Group Holdings Ltd., 4.600%, 7/13/2030(d)	20,200
1,515,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(d)	67,039
4,675,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(d)	212,946
1,465,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(d)	70,408
1,574,884	Sunac China Holdings Ltd., 6.000% PIK or 5.000% Cash, 9/30/2026(a)(e)	203,806
1,576,796	Sunac China Holdings Ltd., 6.250% PIK or 5.250% Cash, 9/30/2027(a)(e)	182,404
3,157,417	Sunac China Holdings Ltd., 6.500% PIK or 5.500% Cash, 9/30/2027(a)(e)	334,465
4,741,860	Sunac China Holdings Ltd., 6.750% PIK or 5.750% Cash, 9/30/2028(a)(e)	481,346
4,747,594	Sunac China Holdings Ltd., 7.000% PIK or 6.000% Cash, 9/30/2029(a)(e)	415,414
2,232,834	Sunac China Holdings Ltd., 7.250% PIK or 6.250% Cash, 9/30/2030(a)(e)	185,705
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$1,120,000	Times China Holdings Ltd., 5.750%, 1/14/2027(d)	$25,704
7,485,000	Times China Holdings Ltd., 6.200%, 3/22/2026(d)	158,757
440,000	Times China Holdings Ltd., 6.750%, 7/08/2025(d)	9,240
3,175,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(d)	180,023
6,250,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(d)	353,187
1,585,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(d)	89,077
4,025,000	Yuzhou Group Holdings Co. Ltd., 8.300%, 5/27/2025(d)	231,437
		39,405,348
	Food & Beverage — 0.4%
17,905,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	15,227,128
995,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	905,584
		16,132,712
	Gaming — 0.3%
5,810,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	4,882,386
4,670,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(a)	4,694,130
415,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(a)	423,842
2,325,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(a)	2,402,236
		12,402,594
	Government Owned - No Guarantee — 0.4%
5,745,000	Ecopetrol SA, 8.375%, 1/19/2036	5,643,006
13,950,000	Petroleos Mexicanos, 5.950%, 1/28/2031	11,241,815
2,735,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 8/05/2029(d)	183,628
5,250,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030(d)	349,650
		17,418,099
	Health Insurance — 0.7%
8,301,000	Centene Corp., 3.000%, 10/15/2030	7,097,927
7,400,000	Centene Corp., 3.375%, 2/15/2030	6,568,340
11,505,000	Centene Corp., 4.625%, 12/15/2029	10,881,719
6,470,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	5,606,228
		30,154,214
	Healthcare — 0.5%
135,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(a)	138,206
Principal Amount (‡)	Description	Value (†)

	Healthcare — continued
$10,885,000	HCA, Inc., 5.500%, 6/01/2033	$10,795,914
11,355,000	HCA, Inc., 5.600%, 4/01/2034	11,286,534
		22,220,654
	Independent Energy — 2.7%
17,555,000	Aker BP ASA, 4.000%, 1/15/2031(a)	15,933,463
1,925,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	2,064,023
14,715,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	11,882,758
45,285,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	44,527,585
12,510,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	10,600,974
11,721,000	EQT Corp., 3.625%, 5/15/2031(a)	10,340,171
810,000	EQT Corp., 7.000%, 2/01/2030	859,594
2,040,000	Matador Resources Co., 6.875%, 4/15/2028(a)	2,070,676
6,591,000	Ovintiv, Inc., 6.500%, 8/15/2034	6,893,713
828,000	Ovintiv, Inc., 6.500%, 2/01/2038	851,387
4,156,000	Ovintiv, Inc., 6.625%, 8/15/2037	4,326,527
553,000	Ovintiv, Inc., 7.200%, 11/01/2031	596,068
1,815,000	Ovintiv, Inc., 7.375%, 11/01/2031	1,977,315
27,050,000	Sanchez Energy Corp., 6.125%, 1/15/2023(d)	1,149,625
12,420,000	Sanchez Energy Corp., 7.750%, 6/15/2021(d)	527,850
3,125,000	Viper Energy, Inc., 7.375%, 11/01/2031(a)	3,236,525
		117,838,254
	Leisure — 1.6%
13,160,000	Carnival Corp., 5.750%, 3/01/2027(a)	13,001,065
3,415,000	Carnival Corp., 6.000%, 5/01/2029(a)	3,373,405
1,660,000	Carnival Corp., 7.000%, 8/15/2029(a)	1,720,736
10,030,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	9,915,889
7,630,000	NCL Corp. Ltd., 5.875%, 2/15/2027(a)	7,531,802
7,820,000	NCL Corp. Ltd., 8.125%, 1/15/2029(a)	8,193,424
3,695,000	NCL Finance Ltd., 6.125%, 3/15/2028(a)	3,648,939
18,780,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	18,540,437
4,130,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	4,164,696
		70,090,393
	Life Insurance — 3.3%
6,099,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	4,732,226
2,030,000	MetLife, Inc., 9.250%, 4/08/2068(a)	2,350,726
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	13,571,802
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Life Insurance — continued
$57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036(a)	$60,893,446
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	48,135,785
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	13,756,914
		143,440,899
	Lodging — 0.7%
2,010,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	1,981,073
5,240,000	Marriott International, Inc., 5.300%, 5/15/2034	5,144,804
6,155,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	5,655,557
10,440,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	9,618,464
10,574,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	9,622,927
		32,022,825
	Media Entertainment — 1.2%
581,000	iHeartCommunications, Inc., 4.750%, 1/15/2028(a)	294,287
8,005,000	iHeartCommunications, Inc., 5.250%, 8/15/2027(a)	4,250,264
22,040,000	Netflix, Inc., 4.875%, 6/15/2030(a)	21,693,432
16,474,000	Paramount Global, 4.375%, 3/15/2043	10,921,565
4,389,000	Paramount Global, 5.850%, 9/01/2043	3,451,504
13,967,000	Paramount Global, 6.875%, 4/30/2036	13,079,203
		53,690,255
	Metals & Mining — 3.2%
19,906,000	ArcelorMittal SA, 6.750%, 3/01/2041	20,304,089
470,000	ArcelorMittal SA, 7.000%, 10/15/2039	504,803
29,045,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027(a)	28,375,696
18,322,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	15,497,114
19,611,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	19,537,278
15,080,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	15,718,014
35,360,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	36,833,809
2,040,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	2,005,089
		138,775,892
	Midstream — 1.3%
3,435,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	2,931,858
Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$2,290,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	$2,082,529
4,825,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	4,892,280
9,050,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	9,524,437
17,920,000	Energy Transfer LP, 5.600%, 9/01/2034	17,801,230
3,745,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	3,437,571
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	236,574
5,300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	4,760,460
3,495,000	Western Midstream Operating LP, 5.250%, 2/01/2050	3,063,359
6,105,000	Western Midstream Operating LP, 5.300%, 3/01/2048	5,271,165
1,130,000	Western Midstream Operating LP, 5.450%, 4/01/2044	1,018,285
840,000	Western Midstream Operating LP, 5.500%, 8/15/2048	730,139
1,090,000	Western Midstream Operating LP, 6.150%, 4/01/2033	1,117,365
		56,867,252
	Mortgage Related — 0.0%
3,372	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2031	3,338
	Natural Gas — 0.1%
2,620,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	2,684,800
	Non-Agency Commercial Mortgage-Backed Securities — 1.9%
505,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036(a)	376,002
11,095,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 12.199%, 12/15/2038(a)(b)	10,539,496
7,790,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 8.561%, 8/15/2039(a)(b)	7,796,863
2,960,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 6.811%, 7/15/2029(a)(b)	2,956,383
138,060	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	132,822
6,710,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	5,624,604
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$630,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	$497,924
2,530,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	1,923,083
5,850,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379%, 9/12/2040(a)(b)	5,958,839
3,921,672	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD SOFR + 1.814%, 7.144%, 7/15/2038(a)(b)	3,911,902
4,979,253	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 7.694%, 7/15/2038(a)(b)	4,976,148
1,885,155	GS Mortgage Securities Corp. Trust, Series 2013-G1, Class B, 3.845%, 4/10/2031(a)(b)	1,735,876
3,760,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.668%, 3/05/2033(a)(b)	2,985,045
435,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.686%, 12/15/2047(a)(b)	376,421
6,031,056	Med Trust, Series 2021-MDLN, Class C, 1 mo. USD SOFR + 1.914%, 7.244%, 11/15/2038(a)(b)	6,029,160
2,488,059	Med Trust, Series 2021-MDLN, Class D, 1 mo. USD SOFR + 2.114%, 7.444%, 11/15/2038(a)(b)	2,486,504
1,705,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.213%, 8/15/2046(b)	1,041,745
1,235,120	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	1,123,959
6,257,619	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.083%, 7/15/2046(b)	5,744,439
4,970,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(b)	4,283,682
1,151,627	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	1,090,625
7,750,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.328%, 8/15/2046(b)	6,785,412
2,915,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	2,543,906
		80,920,840
Principal Amount (‡)	Description	Value (†)

	Other REITs — 0.1%
$4,125,000	EPR Properties, 3.600%, 11/15/2031	$3,438,926
	Pharmaceuticals — 2.3%
22,455,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	16,804,424
9,370,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	9,196,192
7,475,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	8,855,924
6,270,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	7,729,139
5,031,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	4,721,782
26,922,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	18,803,792
15,545,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	14,980,062
10,545,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	10,143,959
5,520,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	5,928,844
3,965,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	4,408,518
		101,572,636
	Property & Casualty Insurance — 0.4%
2,525,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	2,504,334
13,985,000	MBIA Insurance Corp., 3 mo. USD SOFR + 11.522%, 16.850%, 1/15/2033(a)(f)	699,250
80,000	MBIA Insurance Corp., 3 mo. USD SOFR + 11.522%, 16.850%, 1/15/2033(f)	4,000
17,110,000	Stewart Information Services Corp., 3.600%, 11/15/2031	14,145,223
		17,352,807
	Retailers — 0.7%
4,680,000	Dillard's, Inc., 7.000%, 12/01/2028	4,835,797
7,182,000	Dillard's, Inc., 7.750%, 7/15/2026	7,427,768
2,250,000	Dillard's, Inc., 7.750%, 5/15/2027	2,344,230
15,105,000	Lithia Motors, Inc., 3.875%, 6/01/2029(a)	13,582,718
		28,190,513
	Sovereigns — 4.6%
10,915,000	Chile Government International Bonds, 3.500%, 1/31/2034	9,456,262
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Sovereigns — continued
$7,785,000	Chile Government International Bonds, 3.500%, 1/25/2050	$5,588,429
6,785,000	Colombia Government International Bonds, 7.500%, 2/02/2034	6,787,298
14,385,000	Colombia Government International Bonds, 8.000%, 11/14/2035	14,788,681
9,315,000	Dominican Republic International Bonds, 4.875%, 9/23/2032	8,333,482
4,455,000	Dominican Republic International Bonds, 6.600%, 6/01/2036(a)	4,431,452
5,185,000	Paraguay Government International Bonds, 6.000%, 2/09/2036(a)	5,182,770
7,085,000	Philippines Government International Bonds, 2.650%, 12/10/2045	4,645,776
9,065,000	Philippines Government International Bonds, 2.950%, 5/05/2045	6,277,513
8,165,000	Qatar Government International Bonds, 5.103%, 4/23/2048	7,950,669
5,565,000	Republic of Poland Government International Bonds, 5.500%, 4/04/2053	5,454,841
23,130,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	22,390,303
3,640,000	Republic of South Africa Government International Bonds, 4.850%, 9/30/2029	3,331,619
10,065,000	Republic of South Africa Government International Bonds, 5.875%, 4/20/2032	9,327,034
1,155,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	948,563
2,290,000	Republic of Uzbekistan International Bonds, 3.900%, 10/19/2031	1,859,622
7,355,000	Republic of Uzbekistan International Bonds, 5.375%, 5/29/2027, (EUR)(a)	7,858,094
205,000	Republic of Uzbekistan International Bonds, 5.375%, 2/20/2029	191,138
6,955,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	6,742,247
3,840,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	3,960,845
14,794,000	Romania Government International Bonds, 6.375%, 1/30/2034(a)	14,837,051
7,358,000	Romania Government International Bonds, 7.125%, 1/17/2033	7,748,106
7,390,000	Serbia International Bonds, 6.000%, 6/12/2034(a)	7,266,661
15,580,000	Turkiye Government International Bonds, 5.875%, 5/21/2030, (EUR)	16,707,099
19,675,000	UAE International Government Bonds, 4.857%, 7/02/2034(a)	19,618,651
		201,684,206
Principal Amount (‡)	Description	Value (†)

	Technology — 4.5%
$4,105,000	Block, Inc., 3.500%, 6/01/2031	$3,541,200
3,950,000	Broadcom, Inc., 2.600%, 2/15/2033(a)	3,201,103
11,215,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	8,980,833
7,070,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	6,095,391
10,988,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	9,367,203
13,741,000	Broadcom, Inc., 4.150%, 11/15/2030	12,977,644
3,450,000	Broadcom, Inc., 4.150%, 4/15/2032(a)	3,183,078
19,353,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	16,903,133
9,935,000	CommScope Technologies LLC, 5.000%, 3/15/2027(a)	4,102,062
8,880,000	CommScope, Inc., 4.750%, 9/01/2029(a)	6,155,616
11,630,000	Entegris, Inc., 4.750%, 4/15/2029(a)	11,127,089
5,235,000	Gartner, Inc., 3.625%, 6/15/2029(a)	4,794,059
920,000	Gartner, Inc., 3.750%, 10/01/2030(a)	825,092
6,145,000	Global Payments, Inc., 2.900%, 11/15/2031	5,145,342
7,515,000	Global Payments, Inc., 5.400%, 8/15/2032	7,363,247
10,470,000	Leidos, Inc., 5.750%, 3/15/2033	10,561,361
15,190,000	Micron Technology, Inc., 5.875%, 2/09/2033	15,517,428
39,785,000	Micron Technology, Inc., 5.875%, 9/15/2033	40,712,568
12,245,000	Motorola Solutions, Inc., 5.400%, 4/15/2034	12,139,261
1,035,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	1,013,568
945,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	823,661
6,549,000	TD SYNNEX Corp., 6.100%, 4/12/2034	6,567,217
6,775,000	Western Digital Corp., 2.850%, 2/01/2029	5,879,481
		196,976,637
	Transportation Services — 0.1%
3,580,000	Rand Parent LLC, 8.500%, 2/15/2030(a)	3,621,027
	Treasuries — 13.8%
160,163(g )	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2029, (BRL)	26,613,176
351,576,000,000	Indonesia Treasury Bonds, Series 101, 6.875%, 4/15/2029, (IDR)	21,392,568
3,526,805(h )	Mexico Bonos, Series M, 7.500%, 5/26/2033, (MXN)	16,584,948
40,640,000	New Zealand Government Bonds, Series 433, 3.500%, 4/14/2033, (NZD)	22,719,548
See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Treasuries — continued
242,060,000	Norway Government Bonds, Series 477, 1.750%, 3/13/2025, (NOK)	$22,254,693
325,555,000	Republic of South Africa Government Bonds, Series 2035, 8.875%, 2/28/2035, (ZAR)	15,070,143
25,035,000	U.K. Gilts, 0.250%, 1/31/2025, (GBP)	30,902,551
213,230,000	U.S. Treasury Bonds, 3.250%, 5/15/2042(i)	177,314,072
22,675,000	U.S. Treasury Notes, 4.500%, 3/31/2026	22,556,310
99,320,000	U.S. Treasury Notes, 4.625%, 6/30/2025	98,838,919
147,310,000	U.S. Treasury Notes, 4.875%, 4/30/2026	147,528,664
		601,775,592
	Wireless — 0.9%
16,680,000	American Tower Corp., 5.900%, 11/15/2033	17,079,886
7,160,000	SoftBank Group Corp., 4.625%, 7/06/2028	6,640,900
9,135,000	Sprint Capital Corp., 8.750%, 3/15/2032	10,987,690
5,595,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	5,751,885
		40,460,361
	Wirelines — 0.1%
3,825,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	3,588,003
	Total Non-Convertible Bonds (Identified Cost $4,041,417,499)	3,633,214,103

Convertible Bonds — 5.5%
	Airlines — 0.4%
17,832,000	Southwest Airlines Co., 1.250%, 5/01/2025	17,849,832
	Cable Satellite — 2.6%
184,765,000	DISH Network Corp., 3.375%, 8/15/2026	114,583,885
	Consumer Cyclical Services — 0.2%
1,220,000	Booking Holdings, Inc., 0.750%, 5/01/2025	2,565,796
4,155,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028(a)	4,940,295
		7,506,091
	Electric — 0.3%
2,225,000	Evergy, Inc., 4.500%, 12/15/2027(a)	2,242,800
Principal Amount (‡)	Description	Value (†)

	Electric — continued
$1,535,000	NRG Energy, Inc., 2.750%, 6/01/2048	$2,943,363
10,465,000	PPL Capital Funding, Inc., 2.875%, 3/15/2028	10,009,772
		15,195,935
	Financial Other — 0.0%
1,899,515	Sunac China Holdings Ltd., 1.000% PIK or 0.000% Cash, 9/30/2032(a)(e)	113,971
	Healthcare — 0.5%
24,494,000	Teladoc Health, Inc., 1.250%, 6/01/2027	20,298,106
	Leisure — 0.4%
9,305,000	Carnival Corp., 5.750%, 12/01/2027	15,176,455
870,000	Royal Caribbean Cruises Ltd., 6.000%, 8/15/2025	2,806,185
		17,982,640
	Media Entertainment — 0.1%
2,155,000	Liberty Media Corp.-Liberty Formula One, 2.250%, 8/15/2027	2,287,074
	Pharmaceuticals — 0.7%
29,753,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	28,405,723
2,270,000	Jazz Investments I Ltd., 2.000%, 6/15/2026	2,180,335
		30,586,058
	Technology — 0.3%
1,315,000	Datadog, Inc., 0.125%, 6/15/2025	1,903,463
1,465,000	Nutanix, Inc., 0.250%, 10/01/2027	1,708,190
4,515,000	ON Semiconductor Corp., 0.500%, 3/01/2029	4,325,370
640,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	2,180,607
2,495,000	Shift4 Payments, Inc., 0.500%, 8/01/2027	2,356,527
1,300,000	Zscaler, Inc., 0.125%, 7/01/2025	1,745,183
		14,219,340
	Total Convertible Bonds (Identified Cost $324,345,072)	240,622,932

Municipals — 1.3%
	Virginia — 1.3%
63,755,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $63,126,729)	53,921,531
	Total Bonds and Notes (Identified Cost $4,428,889,300)	3,927,758,566

See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

Collateralized Loan Obligations — 4.3%
$9,977,000	522 Funding CLO Ltd., Series 2018-3A, Class DR, 3 mo. USD SOFR + 3.362%, 8.686%, 10/20/2031(a)(b)	$10,005,893
7,140,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3 mo. USD SOFR + 1.862%, 7.186%, 7/20/2034(a)(b)	7,144,298
7,240,000	AGL CLO 12 Ltd., Series 2021-12A, Class D, 3 mo. USD SOFR + 3.112%, 8.436%, 7/20/2034(a)(b)	7,255,928
1,805,000	AGL CLO 7 Ltd., Series 2020-7A, Class DR, 3 mo. USD SOFR + 3.362%, 8.690%, 7/15/2034(a)(b)	1,810,249
7,759,857	AIMCO CLO 12 Ltd., Series 2020-12A, Class AR, 3 mo. USD SOFR + 1.170%, 6.487%, 1/17/2032(a)(b)	7,777,367
3,955,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3 mo. USD SOFR + 3.262%, 8.590%, 10/15/2034(a)(b)	3,967,336
5,225,000	Bain Capital Credit CLO Ltd., Series 2017-2A, Class DR2, 3 mo. USD SOFR + 3.362%, 8.685%, 7/25/2034(a)(b)	5,232,472
1,310,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2RR, 3 mo. USD SOFR + 2.000%, 7.319%, 2/20/2036(a)(b)	1,311,937
2,245,000	Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class DR, 3 mo. USD SOFR + 3.262%, 8.579%, 1/17/2032(a)(b)	2,246,331
5,225,000	CarVal CLO III Ltd., Series 2019-2A, Class DR, 3 mo. USD SOFR + 3.212%, 8.536%, 7/20/2032(a)(b)	5,236,370
10,050,000	Clover CLO LLC, Series 2021-1A, Class D, 3 mo. USD SOFR + 3.212%, 8.536%, 4/22/2034(a)(b)	10,085,231
5,605,000	Clover CLO LLC, Series 2021-2A, Class D, 3 mo. USD SOFR + 3.312%, 8.636%, 7/20/2034(a)(b)	5,626,714
6,075,000	Crown City CLO I, Series 2020-1A, Class CR, 3 mo. USD SOFR + 3.682%, 9.006%, 7/20/2034(a)(b)	6,026,862
4,080,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 9.128%, 4/20/2037(a)(b)	4,147,336
8,760,000	LCM 30 Ltd., Series 30A, Class BR, 3 mo. USD SOFR + 1.762%, 7.086%, 4/20/2031(a)(b)	8,721,116
1,470,000	LCM 30 Ltd., Series 30A, Class CR, 3 mo. USD SOFR + 2.262%, 7.586%, 4/20/2031(a)(b)	1,464,199
Principal Amount (‡)	Description	Value (†)

$4,215,000	LCM 30 Ltd., Series 30A, Class DR, 3 mo. USD SOFR + 3.262%, 8.586%, 4/20/2031(a)(b)	$4,158,671
1,260,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D1R, 3 mo. USD SOFR + 3.300%, 8.639%, 7/23/2037(a)(b)	1,260,000
9,225,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD SOFR + 1.912%, 7.240%, 7/15/2034(a)(b)	9,243,016
11,920,000	OCP CLO Ltd., Series 2019-17A, Class DR, 3 mo. USD SOFR + 3.362%, 8.686%, 7/20/2032(a)(b)	11,941,015
10,585,000	Octagon Investment Partners 42 Ltd., Series 2019-3A, Class DR, 3 mo. USD SOFR + 3.412%, 8.740%, 7/15/2034(a)(b)	10,595,902
4,920,000	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class DR, 3 mo. USD SOFR + 3.562%, 8.890%, 7/15/2036(a)(b)	4,817,630
12,430,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3 mo. USD SOFR + 1.912%, 7.236%, 7/02/2035(a)(b)	12,444,468
8,895,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 6.925%, 7/15/2037(a)(b)	8,893,328
6,280,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 7.475%, 7/15/2037(a)(b)	6,347,598
5,120,000	Palmer Square CLO Ltd., Series 2013-2A, Class CR3, 3 mo. USD SOFR + 2.962%, 8.279%, 10/17/2031(a)(b)	5,125,704
2,970,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3 mo. USD SOFR + 1.962%, 7.287%, 5/21/2034(a)(b)	2,977,229
8,104,070	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 3 mo. USD SOFR + 1.362%, 6.687%, 5/20/2031(a)(b)	8,105,609
6,075,000	Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR3, 3 mo. USD SOFR + 1.422%, 6.739%, 4/17/2034(a)(b)	6,083,238
700,000	THL Credit Wind River CLO Ltd., Series 2018-3A, Class D, 3 mo. USD SOFR + 3.212%, 8.536%, 1/20/2031(a)(b)	700,402
See accompanying notes to financial statements.
| 14

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

$5,300,000	Verde CLO Ltd., Series 2019-1A, Class AR, 3 mo. USD SOFR + 1.362%, 6.690%, 4/15/2032(a)(b)	$5,308,957
2,135,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3 mo. USD SOFR + 4.012%, 9.336%, 10/20/2034(a)(b)	2,139,695
	Total Collateralized Loan Obligations (Identified Cost $187,564,962)	188,202,101

Senior Loans — 3.5%
	Aerospace & Defense — 0.1%
1,022,437	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 2.500%, 7.843%, 2/28/2031(b)(j)	1,024,482
1,664,365	TransDigm, Inc., 2024 Term Loan I, 3 mo. USD SOFR + 2.750%, 8.085%, 8/24/2028(b)(j)	1,666,795
		2,691,277
	Building Materials — 0.2%
2,265,736	Foundation Building Materials Holding Co. LLC, 2024 Term Loan B2, 3 mo. USD SOFR + 4.000%, 9.330%, 1/29/2031(b)(j)	2,252,527
4,583,513	Summit Materials LLC, 2023 Incremental Term Loan B, 3 mo. USD SOFR + 2.500%, 7.799%, 1/12/2029(b)(j)	4,612,159
		6,864,686
	Consumer Cyclical Services — 0.1%
5,848,750	Uber Technologies, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 2.750%, 8.089%, 3/03/2030(b)(j)	5,872,028
	Diversified Manufacturing — 0.3%
6,649,998	Resideo Funding, Inc., 2024 M&A Term Loan B, 5/21/2031(k)	6,629,250
3,895,000	Resideo Funding, Inc., 2024 M&A Term Loan B, 1 mo. USD SOFR + 2.000%, 7.339%, 5/21/2031(b)(j)	3,882,848
1,120,612	Resideo Funding, Inc., 2024 Term Loan B, 2/11/2028(k)	1,120,612
3,794,245	Resideo Funding, Inc., 2024 Term Loan B, USD SOFR + 2.000%, 7.338%, 2/11/2028(b)(j)	3,794,245
		15,426,955
	Financial Other — 0.4%
18,380,614	Trans Union LLC, 2024 Term Loan B8, 6/24/2031(k)	18,330,067
Principal Amount (‡)	Description	Value (†)

	Gaming — 0.0%
$523,687	Light & Wonder International, Inc., 2024 Term Loan, 1 mo. USD SOFR + 2.750%, 8.070%, 4/14/2029(b)(j)	$523,315
523,688	Light & Wonder International, Inc., 2024 Term Loan B2, 4/14/2029(k)	523,316
		1,046,631
	Healthcare — 0.2%
7,044,218	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 3.750%, 9.085%, 9/27/2030(b)(j)	7,033,793
	Leisure — 0.3%
6,789,986	Carnival Corp., 2024 Term Loan B1, 1 mo. USD SOFR + 2.750%, 8.094%, 10/18/2028(b)(j)	6,798,473
2,942,710	Carnival Corp., 2024 Term Loan B2, 1 mo. USD SOFR + 2.750%, 8.094%, 8/08/2027(b)(j)	2,951,921
2,405,000	Cedar Fair LP, 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 7.329%, 5/01/2031(b)(j)	2,397,497
		12,147,891
	Lodging — 1.2%
3,206,312	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 11/08/2030(k)	3,208,524
3,802,811	Hilton Domestic Operating Co., Inc., 2024 Term Loan B4, 11/08/2030(k)	3,805,435
18,122,907	Hilton Grand Vacations Borrower LLC, 2024 1st Lien Term Loan B, 1/17/2031(k)	18,109,314
5,416,425	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.750%, 8.094%, 1/17/2031(b)(j)	5,412,363
428,897	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 8/02/2028(k)	428,516
20,720,000	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 5/24/2030(k)	20,722,901
		51,687,053
	Paper — 0.2%
11,055,000	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 5/23/2031(k)	11,041,181
	Property & Casualty Insurance — 0.2%
3,582,023	HUB International Ltd., 2024 Term Loan B, 3 mo. USD SOFR + 3.250%, 8.575%, 6/20/2030(b)(j)	3,588,291
6,130,000	Truist Insurance Holdings LLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 8.585%, 5/06/2031(b)(j)	6,135,456
		9,723,747
See accompanying notes to financial statements.
15 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Technology — 0.2%
$3,721,000	GTCR W Merger Sub LLC, 2024 USD Term Loan B, 1/31/2031(k)	$3,720,479
3,714,000	GTCR W Merger Sub LLC, USD Term Loan B, 3 mo. USD SOFR + 3.000%, 8.335%, 1/31/2031(b)(j)	3,713,480
		7,433,959
	Wireless — 0.1%
4,758,075	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 7.350%, 1/25/2031(b)(j)	4,761,073
	Total Senior Loans (Identified Cost $154,048,892)	154,060,341

Shares
Preferred Stocks — 0.5%

Convertible Preferred Stocks — 0.2%
	Banking — 0.1%
4,710	Bank of America Corp., Series L, 7.250%	5,633,914
27	Wells Fargo & Co., Series L, Class A, 7.500%	32,102
		5,666,016
	Brokerage — 0.1%
34,866	Apollo Global Management, Inc., 6.750%	2,287,558
	Total Convertible Preferred Stocks (Identified Cost $8,961,850)	7,953,574

Non-Convertible Preferred Stocks — 0.3%
	Home Construction — 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%	966,409
	Office REITs — 0.1%
2,318	Highwoods Properties, Inc., Series A, 8.625%(l)	2,370,104
	Other REITs — 0.2%
168,432	Prologis, Inc., Series Q, 8.540%	9,179,544
	Total Non-Convertible Preferred Stocks (Identified Cost $10,688,684)	12,516,057
	Total Preferred Stocks (Identified Cost $19,650,534)	20,469,631

Common Stocks— 0.3%
	Diversified REITs — 0.0%
4,167	NexPoint Diversified Real Estate Trust	23,043
	Media — 0.3%
2,006,877	Altice USA, Inc., Class A(f)	4,094,029
Shares	Description	Value (†)

	Media — continued
705,779	iHeartMedia, Inc., Class A(f)	$769,299
876,319	Paramount Global, Class B	9,104,955
		13,968,283
	Oil, Gas & Consumable Fuels — 0.0%
93,585	Battalion Oil Corp.(f)	312,574
	Technology Hardware, Storage & Peripherals — 0.0%
17,622	IQOR US, Inc.(f)	40,760
	Total Common Stocks (Identified Cost $72,514,938)	14,344,660

Principal Amount (‡)
Short-Term Investments — 3.2%
$138,981,548	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $139,022,085 on 7/01/2024 collateralized by $143,195,900 U.S. Treasury Note, 4.125% due 6/15/2026 valued at $141,761,199 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $138,981,548)	138,981,548
	Total Investments — 102.0% (Identified Cost $5,001,650,174)	4,443,816,847
	Other assets less liabilities — (2.0)%	(87,049,724)
	Net Assets — 100.0%	$4,356,767,123

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from
registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from
registration, normally to qualified institutional buyers. At
June 30, 2024, the value of Rule 144A holdings amounted to
$2,043,904,709 or 46.9% of net assets.

(b)
Variable rate security. Rate as of June 30, 2024 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the
Portfolio of Investments and show a weighted average rate.
Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These
securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
See accompanying notes to financial statements.
| 16

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Bond Fund (continued)
(e)
Payment–in–kind security for which the issuer, at each
interest payment date, may make interest payments in cash
and/or additional principal. For the period ended June 30,
2024, interest payments were made in principal.

(f)	Non-income producing security.
(g)	Amount shown represents units. One unit represents a principal amount of 1,000.
(h)	Amount shown represents units. One unit represents a principal amount of 100.
(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(j)
Stated interest rate has been determined in accordance with
the provisions of the loan agreement and is subject to a
minimum benchmark floor rate which may range from
0.00% to 1.00%, to which the spread is added.

(k)	Position is unsettled. Contract rate was not determined at June 30, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(l)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

ABS	Asset-Backed Securities
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
ZAR	South African Rand
At June 30, 2024, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/18/2024	EUR	S	12,884,000	$14,037,504	$13,849,585	$187,919
At June 30, 2024, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	9/19/2024	3,418	$372,638,509	$375,926,594	$3,288,085
CBOT 2 Year U.S. Treasury Notes Futures	9/30/2024	820	166,958,635	167,459,375	500,740
CBOT U.S. Long Bond Futures	9/19/2024	4,714	550,457,580	557,725,125	7,267,545
CBOT Ultra Long Term U.S. Treasury Bond Futures	9/19/2024	1,334	164,961,541	167,208,563	2,247,022
Total					$13,303,392
At June 30, 2024, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2024	877	$92,787,701	$93,469,016	$(681,315)
Ultra 10-Year U.S. Treasury Notes Futures	9/19/2024	5,496	617,354,787	623,967,750	(6,612,963)
Total					$(7,294,278)
See accompanying notes to financial statements.
17 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Bond Fund (continued)
Industry Summary at June 30, 2024 (Unaudited)
Treasuries	13.8%
Cable Satellite	7.3
Finance Companies	5.1
ABS Other	5.0
Technology	5.0
Sovereigns	4.6
Banking	4.5
ABS Home Equity	4.2
Life Insurance	3.3
ABS Car Loan	3.2
Metals & Mining	3.2
Pharmaceuticals	3.0
Independent Energy	2.7
Leisure	2.3
Aerospace & Defense	2.0
Other Investments, less than 2% each	25.3
Collateralized Loan Obligations	4.3
Short-Term Investments	3.2
Total Investments	102.0
Other assets less liabilities (including forward foreign currency and futures contracts)	(2.0)
Net Assets	100.0%
See accompanying notes to financial statements.
| 18

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 91.6% of Net Assets

Non-Convertible Bonds — 89.9%
	ABS Car Loan — 5.0%
$100,000	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028(a)	$98,133
46,309	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	46,642
330,000	American Credit Acceptance Receivables Trust, Series 2023-2, Class C, 5.960%, 8/13/2029(a)	329,916
105,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.820%, 10/12/2029(a)	106,280
200,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	207,173
600,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	569,582
190,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class C, 7.240%, 6/20/2029(a)	195,894
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	103,939
445,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D, 7.840%, 8/15/2029	464,723
200,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class C, 6.070%, 2/15/2030	202,637
200,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	202,564
100,000	CarMax Auto Owner Trust, Series 2021-3, Class D, 1.500%, 1/18/2028	94,549
100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	94,072
40,000	CarMax Auto Owner Trust, Series 2023-2, Class D, 6.550%, 10/15/2029	40,553
65,000	CarMax Auto Owner Trust, Series 2023-4, Class D, 7.160%, 4/15/2030	67,002
195,000	CarMax Auto Owner Trust, Series 2024-2, Class B, 5.690%, 11/15/2029	196,332
5,000	CarMax Auto Owner Trust, Series 2024-2, Class D, 6.420%, 10/15/2030	5,040
100,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	99,866
100,000	Carvana Auto Receivables Trust, Series 2024-N2, Class D, 6.440%, 9/10/2030(a)	100,353
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$100,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	$101,358
220,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class A, 5.950%, 6/15/2034(a)	219,560
105,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	105,481
690,000	DT Auto Owner Trust, Series 2021-3A, Class D, 1.310%, 5/17/2027(a)	654,166
265,000	DT Auto Owner Trust, Series 2023-2A, Class D, 6.620%, 2/15/2029(a)	268,562
23,124	Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.580%, 9/15/2025(a)	23,090
94,979	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	93,043
495,000	Exeter Automobile Receivables Trust, Series 2021-3A, Class D, 1.550%, 6/15/2027	470,805
105,000	Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.560%, 7/17/2028	102,749
75,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	75,200
70,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	71,064
285,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	293,408
285,000	First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.620%, 3/15/2027(a)	275,411
165,000	Flagship Credit Auto Trust, Series 2021-1, Class D, 1.270%, 3/15/2027(a)	155,719
175,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027(a)	161,823
210,000	Flagship Credit Auto Trust, Series 2021-3, Class D, 1.650%, 9/15/2027(a)	193,251
275,000	Flagship Credit Auto Trust, Series 2023-2, Class D, 6.620%, 5/15/2029(a)	278,116
40,000	Flagship Credit Auto Trust, Series 2023-3, Class D, 6.580%, 8/15/2029(a)	40,395
90,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	91,774
30,796	Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.300%, 8/15/2025	30,719
232,894	Foursight Capital Automobile Receivables Trust, Series 2021-1, Class D, 1.320%, 3/15/2027(a)	232,300
See accompanying notes to financial statements.
19 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$170,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.920%, 9/15/2027(a)	$164,653
80,000	GLS Auto Receivables Issuer Trust, Series 2023-3A, Class D, 6.440%, 5/15/2029(a)	80,667
100,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.180%, 8/15/2029(a)	103,113
100,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	99,489
25,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	25,379
100,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class C, 5.920%, 8/15/2030(a)	100,118
100,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class D, 6.340%, 8/15/2031(a)	100,147
4,671	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3, 0.350%, 10/16/2025	4,659
154,716	GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class A3, 0.510%, 4/16/2026	152,852
548,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	529,056
250,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	243,151
33,234	Honda Auto Receivables Owner Trust, Series 2021-2, Class A3, 0.330%, 8/15/2025	33,008
4,040	JPMorgan Chase Bank NA, Series 2021-1, Class D, 1.174%, 9/25/2028(a)	4,024
120,000	LAD Auto Receivables Trust, Series 2023-3A, Class C, 6.430%, 12/15/2028(a)	121,767
50,000	LAD Auto Receivables Trust, Series 2023-4A, Class C, 6.760%, 3/15/2029(a)	51,144
140,000	Prestige Auto Receivables Trust, Series 2023-1A, Class D, 6.330%, 4/16/2029(a)	140,094
41,743	Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.330%, 9/15/2027	40,568
350,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class D, 5.970%, 10/15/2031	351,143
42,931	Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.650%, 2/17/2026(a)	42,694
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$185,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class D, 6.470%, 3/15/2029(a)	$186,625
270,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	277,211
270,042	World Omni Auto Receivables Trust, Series 2021-B, Class A3, 0.420%, 6/15/2026	270,035
		10,284,841
	ABS Credit Card — 0.2%
100,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.230%, 7/17/2028(a)	100,554
180,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.690%, 11/15/2028(a)	182,151
110,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.200%, 8/15/2029(a)	110,802
		393,507
	ABS Home Equity — 4.5%
300,000	BINOM Securitization Trust, Series 2022-RPL1, Class M1, 3.000%, 2/25/2061(a)(b)	234,598
200,362	CIM Trust, Series 2021-NR2, Class A1, 5.568%, 7/25/2059(a)(b)	198,519
446,772	COLT Mortgage Loan Trust, Series 2021-6, Class A1, 1.907%, 12/25/2066(a)(b)	387,549
100,000	CoreVest American Finance Ltd., Series 2021-1, Class C, 2.800%, 4/15/2053(a)	82,039
160,000	CoreVest American Finance Ltd., Series 2021-2, Class C, 2.478%, 7/15/2054(a)	129,266
100,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	82,030
232,418	CoreVest American Finance Ltd., Series 2021-RTL1, Class A1, 2.239%, 3/28/2029(a)(b)	226,488
210,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	210,812
172,478	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 4.055%, 9/27/2060(a)(b)	168,784
455,297	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 4.052%, 12/27/2060(a)(b)	446,430
166,373	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, REMICS, 30 day USD SOFR Average + 2.000%, 7.335%, 4/25/2042(a)(b)	168,856
See accompanying notes to financial statements.
| 20

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$109,533	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1A, REMICS, 30 day USD SOFR Average + 2.100%, 7.435%, 4/25/2043(a)(b)	$112,090
205,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038(a)	186,916
105,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038(a)	95,588
360,000	FirstKey Homes Trust, Series 2022-SFR2, Class D, 4.500%, 7/17/2039(a)	341,507
109,647	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	103,625
420,000	GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1, 7.466%, 6/25/2054(a)(b)	420,123
84,796	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	69,278
398,820	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	362,424
206,617	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	187,661
485,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059(a)(b)	433,072
193,771	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.750%, 4/25/2061(a)(b)	190,195
3,916	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 6.245%, 7/25/2035(b)(c)	3,320
461,885	New Residential Mortgage Loan Trust, Series 2024-RPL1, Class A, 3.800%, 1/25/2064(a)(b)	429,066
265,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	265,161
251,031	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	227,860
225,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	226,326
124,733	OBX Trust, Series 2021-NQM3, Class A1, 1.054%, 7/25/2061(a)(b)	97,507
235,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038(a)	219,128
100,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	92,995
100,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	92,181
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$100,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038(a)	$92,277
100,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038(a)	92,124
120,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	110,288
150,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	138,065
100,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	91,732
165,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040(a)	142,331
100,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	84,691
100,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040(a)	87,354
81,840	PRPM LLC, Series 2021-4, Class A1, 4.867%, 4/25/2026(a)(b)	81,642
153,401	PRPM LLC, Series 2024-2, Class A1, 7.026%, 3/25/2029(a)(b)	153,754
168,295	PRPM LLC, Series 2024-RCF2, Class A1, 3.750%, 3/25/2054(a)(b)	160,863
105,330	RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.021%, 1/25/2029(a)(b)	104,769
130,910	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	128,434
120,000	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.000%, 4/25/2056(a)(b)	117,130
200,421	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059(a)(b)	187,320
38,308	VCAT LLC, Series 2021-NPL1, Class A1, 5.289%, 12/26/2050(a)(b)	38,113
220,247	VCAT LLC, Series 2021-NPL5, Class A1, 1.868%, 8/25/2051(a)(b)	216,776
230,101	Verus Securitization Trust, Series 2021-3, Class A1, 1.046%, 6/25/2066(a)(b)	192,987
44,655	VOLT XCII LLC, Series 2021-NPL1, Class A1, 4.893%, 2/27/2051(a)(b)	43,962
136,541	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 4.893%, 2/27/2051(a)(b)	134,521
124,482	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 5.240%, 2/27/2051(a)(b)	123,133
82,306	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 5.116%, 3/27/2051(a)(b)	81,583
185,540	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 5.240%, 4/25/2051(a)(b)	184,479
		9,279,722
See accompanying notes to financial statements.
21 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — 4.5%
$186,325	AASET Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041(a)	$171,722
180,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	182,019
56,468	Affirm Asset Securitization Trust, Series 2023-X1, Class A, 7.110%, 11/15/2028(a)	56,704
285,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.610%, 2/15/2029(a)	284,071
105,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	104,594
100,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046(a)	85,067
100,000	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	100,457
430,000	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	413,529
175,000	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	180,370
70,084	Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036(a)	66,367
97,232	Business Jet Securities LLC, Series 2024-1A, Class A, 6.197%, 5/15/2039(a)	98,114
136,735	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	135,502
132,869	Foundation Finance Trust, Series 2023-2A, Class A, 6.530%, 6/15/2049(a)	134,178
9,537	FREED ABS Trust, Series 2021-2, Class C, 1.940%, 6/19/2028(a)	9,516
156,740	FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028(a)	153,362
1,150,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	1,159,237
295,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	295,160
93,717	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	93,537
96,750	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	93,213
283,827	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	253,690
29,099	Marlette Funding Trust, Series 2021-2A, Class C, 1.500%, 9/15/2031(a)	28,896
105,000	Marlette Funding Trust, Series 2021-3A, Class C, 1.810%, 12/15/2031(a)	102,821
125,000	Marlette Funding Trust, Series 2023-2A, Class B, 6.540%, 6/15/2033(a)	125,294
270,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	270,834
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$696,947	Mosaic Solar Loan Trust, Series 2024-2A, Class A, 5.600%, 4/22/2052(a)	$672,088
91,955	Mosaic Solar Loans LLC, Series 2024-1A, Class A, 5.500%, 9/20/2049(a)	91,165
30,518	MVW LLC, Series 2021-1WA, Class C, 1.940%, 1/22/2041(a)	27,687
120,000	Octane Receivables Trust, Series 2024-2A, Class C, 5.900%, 7/20/2032(a)	120,064
145,000	OneMain Financial Issuance Trust, Series 2018-2A, Class B, 3.890%, 3/14/2033(a)	143,806
240,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	204,315
310,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035(a)	296,944
100,000	SCF Equipment Leasing LLC, Series 2022-1A, Class D, 3.790%, 11/20/2031(a)	95,145
115,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032(a)	116,618
200,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	203,097
46,649	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	44,093
25,911	Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C, 3.120%, 5/20/2036(a)	25,847
17,754	Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class C, 3.000%, 8/20/2036(a)	17,601
18,644	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037(a)	17,752
99,068	Sierra Timeshare Receivables Funding LLC, Series 2023-3A, Class C, 7.120%, 9/20/2040(a)	99,908
442,812	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	396,903
181,709	Sunnova Helios X Issuer LLC, Series 2022-C, Class A, 5.300%, 11/22/2049(a)	173,881
313,600	Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.230%, 4/20/2046(a)	280,458
211,156	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046(a)	183,409
535,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, SOFR + 1.400%, 6.737%, 11/15/2027(a)(b)	539,124
132,811	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	119,807
See accompanying notes to financial statements.
| 22

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$100,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	$99,874
462,148	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	488,153
300,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	305,377
		9,361,370
	ABS Student Loan — 1.1%
465,000	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	466,074
100,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	100,188
59,540	College Avenue Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051(a)	53,812
100,000	College Avenue Student Loans LLC, Series 2023-B, Class C, 7.580%, 6/25/2054(a)	101,361
23,424	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	21,569
139,286	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	123,062
135,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069(a)	102,486
100,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	66,353
195,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	138,827
120,000	Navient Student Loan Trust, Series 2023-BA, Class B, 7.230%, 3/15/2072(a)	125,180
110,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	91,082
73,959	SMB Private Education Loan Trust, Series 2018-C, Class A2A, 3.630%, 11/15/2035(a)	71,804
314,548	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037(a)	295,610
120,866	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1 mo. USD SOFR + 0.844%, 6.173%, 1/15/2053(a)(b)	120,107
210,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051(a)	177,019
Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — continued
$100,000	SMB Private Education Loan Trust, Series 2023-C, Class B, 6.360%, 11/15/2052(a)	$101,841
121,971	SMB Private Education Loan Trust, Series 2024-A, Class A1A, 5.240%, 3/15/2056(a)	121,546
		2,277,921
	ABS Whole Business — 0.9%
355,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	367,028
160,127	Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048(a)	153,977
97,000	Hardee's Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051(a)	83,319
74,813	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	76,573
510,000	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	510,094
575,000	Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 7/30/2054(a)	579,950
		1,770,941
	Aerospace & Defense — 2.7%
615,000	BAE Systems PLC, 5.300%, 3/26/2034(a)	608,543
560,000	Boeing Co., 3.625%, 2/01/2031	490,126
435,000	Boeing Co., 5.150%, 5/01/2030	417,724
400,000	Boeing Co., 5.705%, 5/01/2040	368,786
1,070,000	Boeing Co., 5.805%, 5/01/2050	964,284
25,000	Boeing Co., 5.930%, 5/01/2060	22,351
115,000	Boeing Co., 6.388%, 5/01/2031(a)	117,077
105,000	Boeing Co., 6.528%, 5/01/2034(a)	107,509
365,000	Boeing Co., 6.858%, 5/01/2054(a)	374,553
175,000	Boeing Co., 7.008%, 5/01/2064(a)	179,177
180,000	L3Harris Technologies, Inc., 5.350%, 6/01/2034	178,716
70,000	RTX Corp., 2.375%, 3/15/2032	57,374
560,000	RTX Corp., 5.150%, 2/27/2033	554,184
50,000	Textron, Inc., 2.450%, 3/15/2031	41,888
1,125,000	Textron, Inc., 3.000%, 6/01/2030	990,413
		5,472,705
	Airlines — 0.3%
29,785	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	28,651
323,576	U.S. Airways Pass-Through Trust, Series 2012-2, Class A, 4.625%, 12/03/2026	319,900
280,989	United Airlines Pass-Through Trust, Series 20-1, Class A, 5.875%, 4/15/2029	281,745
		630,296
See accompanying notes to financial statements.
23 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Apartment REITs — 0.0%
$85,000	American Homes 4 Rent LP, 2.375%, 7/15/2031	$69,061
	Automotive — 0.8%
280,000	Daimler Truck Finance North America LLC, 5.500%, 9/20/2033(a)	280,785
80,000	General Motors Financial Co., Inc., 5.850%, 4/06/2030	80,979
825,000	General Motors Financial Co., Inc., 6.000%, 1/09/2028	838,525
40,000	General Motors Financial Co., Inc., 6.100%, 1/07/2034	40,432
155,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	157,858
230,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	237,787
		1,636,366
	Banking — 9.1%
1,244,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	1,169,763
375,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	328,638
335,000	Bank of America Corp., (fixed rate to 4/29/2030, variable rate thereafter), 2.592%, 4/29/2031	289,646
611,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	487,009
370,000	Bank of America Corp., MTN, (fixed rate to 10/24/2030, variable rate thereafter), 1.922%, 10/24/2031	302,701
45,000	Bank of America Corp., MTN, (fixed rate to 7/22/2032, variable rate thereafter), 5.015%, 7/22/2033	43,984
235,000	Bank of America Corp., MTN, (fixed rate to 7/23/2030, variable rate thereafter), 1.898%, 7/23/2031	193,567
536,000	Bank of America Corp., Series L, 4.183%, 11/25/2027	517,448
555,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(d)	466,036
200,000	Barclays PLC, (fixed rate to 5/09/2033, variable rate thereafter), 6.224%, 5/09/2034	204,926
1,245,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	1,069,510
1,145,000	BNP Paribas SA, 2.824%, 1/26/2041(a)	775,486
1,040,000	BNP Paribas SA, (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033(a)	981,562
285,000	CaixaBank SA, (fixed rate to 9/13/2033, variable rate thereafter), 6.840%, 9/13/2034(a)	301,057
640,000	Credit Agricole SA, 2.811%, 1/11/2041(a)	433,267
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$250,000	Credit Agricole SA, (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033	$232,085
710,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	714,265
265,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	217,970
400,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	337,250
200,000	Deutsche Bank AG, (fixed rate to 11/20/2028, variable rate thereafter), 6.819%, 11/20/2029	207,997
50,000	Goldman Sachs Group, Inc., (fixed rate to 2/24/2032, variable rate thereafter), 3.102%, 2/24/2033	42,703
2,125,000	Goldman Sachs Group, Inc., (fixed rate to 8/23/2027, variable rate thereafter), 4.482%, 8/23/2028	2,076,794
200,000	ING Groep NV, (fixed rate to 9/11/2033, variable rate thereafter), 6.114%, 9/11/2034	206,199
265,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	284,085
220,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	194,654
45,000	JPMorgan Chase & Co., (fixed rate to 7/25/2032, variable rate thereafter), 4.912%, 7/25/2033	43,706
61,000	Morgan Stanley, 3.950%, 4/23/2027	58,912
150,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	149,126
290,000	Morgan Stanley, (fixed rate to 10/18/2032, variable rate thereafter), 6.342%, 10/18/2033	307,832
425,000	Morgan Stanley, (fixed rate to 2/07/2034, variable rate thereafter), 5.942%, 2/07/2039	420,323
230,000	Morgan Stanley, (fixed rate to 4/19/2034, variable rate thereafter), 5.831%, 4/19/2035	235,767
345,000	Morgan Stanley, (fixed rate to 4/20/2032, variable rate thereafter), 5.297%, 4/20/2037	330,343
820,000	Morgan Stanley, (fixed rate to 9/16/2031, variable rate thereafter), 2.484%, 9/16/2036	648,719
1,205,000	Morgan Stanley, MTN, (fixed rate to 2/13/2031, variable rate thereafter), 1.794%, 2/13/2032	967,068
200,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(a)	197,998
1,685,000	Societe Generale SA, (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035(a)	1,419,216
255,000	Synchrony Bank, 5.400%, 8/22/2025	253,062
See accompanying notes to financial statements.
| 24

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$250,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	$301,314
335,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	334,658
500,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	524,915
540,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	505,858
		18,777,419
	Brokerage — 0.7%
555,000	Blue Owl Finance LLC, 6.250%, 4/18/2034(a)	556,465
110,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	111,104
90,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	91,154
733,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	740,189
		1,498,912
	Building Materials — 1.5%
1,255,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	1,106,484
430,000	Cemex SAB de CV, 3.875%, 7/11/2031	379,114
200,000	Cemex SAB de CV, 5.450%, 11/19/2029	196,510
310,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(d)	297,909
211,000	Masco Corp., 6.500%, 8/15/2032	224,484
90,000	Owens Corning, 5.700%, 6/15/2034	90,828
778,000	Owens Corning, 7.000%, 12/01/2036	865,218
		3,160,547
	Cable Satellite — 2.2%
90,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034	68,315
225,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032	181,220
325,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	250,645
1,200,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	980,782
890,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	541,202
30,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.850%, 4/01/2061	17,517
1,580,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	936,060
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$220,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	$193,939
165,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.125%, 7/01/2049	126,654
400,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	249,636
200,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	129,269
800,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	291,362
125,000	DISH DBS Corp., 5.125%, 6/01/2029	49,501
170,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	134,095
265,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	183,728
145,000	Time Warner Cable LLC, 5.500%, 9/01/2041	120,754
		4,454,679
	Chemicals — 0.7%
200,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030(a)	169,114
200,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050(a)	147,759
110,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	113,134
60,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	61,655
175,000	Celanese U.S. Holdings LLC, 6.550%, 11/15/2030	182,874
645,000	Celanese U.S. Holdings LLC, 6.700%, 11/15/2033	677,798
		1,352,334
	Collateralized Mortgage Obligations — 0.1%
108,609	Federal Home Loan Mortgage Corp., Series 2912, Class EH, REMICS, 5.500%, 1/15/2035	110,523
122,445	Verus Securitization Trust, Series 2021-5, Class A1, 1.013%, 9/25/2066(a)(b)	101,820
		212,343
	Construction Machinery — 0.5%
200,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	195,120
200,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	198,479
200,000	Ashtead Capital, Inc., 5.950%, 10/15/2033(a)	200,378
475,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	473,267
		1,067,244
	Consumer Cyclical Services — 1.0%
330,000	Expedia Group, Inc., 2.950%, 3/15/2031	285,299
1,245,000	Expedia Group, Inc., 3.250%, 2/15/2030	1,122,220
See accompanying notes to financial statements.
25 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Consumer Cyclical Services — continued
$210,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	$200,086
375,000	Uber Technologies, Inc., 7.500%, 9/15/2027(a)	382,357
		1,989,962
	Diversified Manufacturing — 0.8%
75,000	Amphenol Corp., 2.200%, 9/15/2031	61,572
120,000	Amphenol Corp., 5.250%, 4/05/2034	119,624
85,000	Carrier Global Corp., 5.900%, 3/15/2034	88,712
555,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	567,381
85,000	Nordson Corp., 5.800%, 9/15/2033	87,202
705,000	Veralto Corp., 5.450%, 9/18/2033(a)	703,656
		1,628,147
	Electric — 0.6%
330,000	Duke Energy Corp., 5.450%, 6/15/2034	326,175
140,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	120,373
200,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	153,737
45,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	42,644
100,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	100,051
390,000	Southern Co., 5.700%, 3/15/2034	396,508
		1,139,488
	Finance Companies — 4.0%
550,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	472,569
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	125,818
225,000	Air Lease Corp., 3.125%, 12/01/2030	196,597
191,000	Air Lease Corp., 4.625%, 10/01/2028	185,209
125,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	110,707
125,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	124,964
420,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	427,872
395,000	Ares Capital Corp., 2.875%, 6/15/2028	349,891
565,000	Ares Capital Corp., 3.200%, 11/15/2031	465,946
350,000	Aviation Capital Group LLC, 1.950%, 1/30/2026(a)	329,342
170,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	173,398
550,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	573,187
1,110,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027	1,002,394
20,000	Blue Owl Capital Corp., 2.625%, 1/15/2027	18,275
575,000	Blue Owl Capital Corp., 2.875%, 6/11/2028	508,607
490,000	Blue Owl Capital Corp., 4.250%, 1/15/2026	475,273
110,000	Blue Owl Technology Finance Corp., 2.500%, 1/15/2027	98,923
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$375,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	$350,208
330,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	299,351
995,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	867,126
865,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	728,926
300,000	SMBC Aviation Capital Finance DAC, 5.450%, 5/03/2028(a)	300,166
		8,184,749
	Financial Other — 0.0%
200,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(e)	21,228
200,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031(e)	17,006
200,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(e)	9,000
200,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(e)	8,850
200,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(e)	9,110
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)	9,612
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)	4,590
200,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	4,242
		83,638
	Food & Beverage — 0.3%
185,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.000%, 2/02/2029	165,045
225,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.750%, 12/01/2031	196,997
300,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	255,132
5,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	4,551
		621,725
	Gaming — 0.6%
190,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	159,665
50,000	GLP Capital LP/GLP Financing II, Inc., 6.750%, 12/01/2033	52,534
45,000	VICI Properties LP, 5.125%, 5/15/2032	42,873
80,000	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/2029(a)	73,946
365,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026(a)	352,002
See accompanying notes to financial statements.
| 26

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Gaming — continued
$295,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026(a)	$286,671
265,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025(a)	261,535
		1,229,226
	Government Owned - No Guarantee — 0.4%
955,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	873,958
200,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030(e)	13,320
		887,278
	Health Insurance — 0.7%
20,000	Centene Corp., 2.450%, 7/15/2028	17,757
520,000	Centene Corp., 2.500%, 3/01/2031	426,754
260,000	Centene Corp., 3.000%, 10/15/2030	222,318
220,000	Centene Corp., 3.375%, 2/15/2030	195,275
650,000	Centene Corp., 4.625%, 12/15/2029	614,786
		1,476,890
	Healthcare — 0.7%
200,000	Alcon Finance Corp., 5.375%, 12/06/2032(a)	200,391
55,000	HCA, Inc., 2.375%, 7/15/2031	45,162
195,000	HCA, Inc., 3.500%, 9/01/2030	175,897
50,000	HCA, Inc., 5.500%, 6/01/2033	49,591
815,000	HCA, Inc., 5.600%, 4/01/2034	810,086
230,000	Solventum Corp., 5.900%, 4/30/2054(a)	219,848
		1,500,975
	Home Construction — 1.0%
195,000	MDC Holdings, Inc., 3.966%, 8/06/2061	166,115
510,000	MDC Holdings, Inc., 6.000%, 1/15/2043	536,385
285,000	Meritage Homes Corp., 3.875%, 4/15/2029(a)	262,226
981,000	PulteGroup, Inc., 6.000%, 2/15/2035	1,008,417
		1,973,143
	Hybrid ARMs — 0.0%
6,383	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.810%, 6.119%, 9/01/2036(b)	6,564
1,553	Federal National Mortgage Association, 6 mo. RFUCC Treasury + 1.460%, 7.057%, 2/01/2037(b)	1,574
		8,138
	Independent Energy — 2.3%
995,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	803,489
1,390,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	1,366,752
280,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	248,080
370,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	313,538
385,000	EQT Corp., 3.625%, 5/15/2031(a)	339,644
Principal Amount (‡)	Description	Value (†)

	Independent Energy — continued
$45,000	EQT Corp., 5.000%, 1/15/2029	$44,149
100,000	EQT Corp., 7.000%, 2/01/2030	106,123
200,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	204,706
130,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	136,334
120,000	Occidental Petroleum Corp., 7.500%, 5/01/2031	132,388
440,000	Ovintiv, Inc., 6.500%, 8/15/2034	460,208
40,000	Ovintiv, Inc., 7.375%, 11/01/2031	43,577
65,000	Southwestern Energy Co., 4.750%, 2/01/2032	59,795
385,000	Var Energi ASA, 8.000%, 11/15/2032(a)	430,990
95,000	Viper Energy, Inc., 7.375%, 11/01/2031(a)	98,390
		4,788,163
	Industrial Other — 0.3%
500,000	Jacobs Engineering Group, Inc., 6.350%, 8/18/2028	515,767
	Leisure — 0.7%
280,000	Carnival Corp., 4.000%, 8/01/2028(a)	262,953
70,000	Carnival Corp., 7.000%, 8/15/2029(a)	72,561
80,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	79,090
250,000	NCL Corp. Ltd., 5.875%, 2/15/2027(a)	246,783
400,000	NCL Corp. Ltd., 8.125%, 1/15/2029(a)	419,101
235,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	232,002
185,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	186,554
		1,499,044
	Life Insurance — 2.0%
490,000	Athene Global Funding, 1.608%, 6/29/2026(a)	453,675
159,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	123,368
1,488,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	1,861,577
1,560,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	1,657,204
		4,095,824
	Lodging — 0.2%
95,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	93,633
195,000	Marriott International, Inc., 5.300%, 5/15/2034	191,457
165,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	141,314
40,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	36,754
		463,158
	Media Entertainment — 1.0%
935,000	Netflix, Inc., 4.875%, 6/15/2030(a)	920,298
60,000	Netflix, Inc., 5.375%, 11/15/2029(a)	60,586
See accompanying notes to financial statements.
27 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Media Entertainment — continued
$425,000	Netflix, Inc., 5.875%, 11/15/2028	$437,885
645,000	Netflix, Inc., 6.375%, 5/15/2029	679,457
		2,098,226
	Metals & Mining — 3.0%
265,000	Anglo American Capital PLC, 5.500%, 5/02/2033(a)	259,416
640,000	ArcelorMittal SA, 6.800%, 11/29/2032	674,217
200,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027(a)	195,391
325,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	339,584
1,035,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	875,424
645,000	Glencore Funding LLC, 2.850%, 4/27/2031(a)	543,148
250,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	249,060
550,000	Glencore Funding LLC, 6.125%, 10/06/2028(a)	563,001
650,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	677,501
1,340,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	1,395,851
330,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	324,353
		6,096,946
	Midstream — 3.0%
205,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	174,973
810,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	736,615
75,000	Cheniere Energy Partners LP, 4.500%, 10/01/2029	71,448
85,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	86,185
240,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	205,582
50,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	49,758
125,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	131,553
588,000	Energy Transfer LP, 5.000%, 5/15/2044	507,603
420,000	Energy Transfer LP, 5.600%, 9/01/2034	417,216
370,000	Energy Transfer LP, 5.750%, 2/15/2033	373,811
150,000	Energy Transfer LP, 6.550%, 12/01/2033	158,967
145,000	EnLink Midstream LLC, 6.500%, 9/01/2030(a)	148,291
45,000	MPLX LP, 5.000%, 3/01/2033	42,992
43,000	ONEOK Partners LP, 6.200%, 9/15/2043	43,120
230,000	Plains All American Pipeline LP/PAA Finance Corp., 3.550%, 12/15/2029	210,015
380,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	347,112
5,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	3,944
420,000	Targa Resources Corp., 6.125%, 3/15/2033	431,334
Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$175,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	$157,185
70,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	66,798
150,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	149,079
165,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	140,598
75,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(a)	76,117
85,000	Western Midstream Operating LP, 4.050%, 2/01/2030	79,054
120,000	Western Midstream Operating LP, 5.250%, 2/01/2050	105,180
195,000	Western Midstream Operating LP, 5.300%, 3/01/2048	168,366
35,000	Western Midstream Operating LP, 5.450%, 4/01/2044	31,540
25,000	Western Midstream Operating LP, 5.500%, 8/15/2048	21,730
340,000	Western Midstream Operating LP, 6.150%, 4/01/2033	348,536
215,000	Western Midstream Operating LP, 6.350%, 1/15/2029	221,750
565,000	Williams Cos., Inc., 5.150%, 3/15/2034	551,229
		6,257,681
	Natural Gas — 0.1%
115,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	117,844
	Non-Agency Commercial Mortgage-Backed Securities — 2.0%
33,880	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030(a)	31,406
95,000	BPR Trust, Series 2021-NRD, Class B, 1 mo. USD SOFR + 2.124%, 7.453%, 12/15/2038(a)(b)	92,358
105,000	BPR Trust, Series 2021-NRD, Class C, 1 mo. USD SOFR + 2.424%, 7.753%, 12/15/2038(a)(b)	101,581
65,000	BPR Trust, Series 2021-NRD, Class D, 1 mo. USD SOFR + 3.723%, 9.052%, 12/15/2038(a)(b)	61,877
290,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 8.561%, 8/15/2039(a)(b)	290,255
100,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 6.811%, 7/15/2029(a)(b)	99,878
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	83,824
See accompanying notes to financial statements.
| 28

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$205,000	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804%, 9/12/2040(a)	$208,008
113,474	Extended Stay America Trust, Series 2021-ESH, Class B, 1 mo. USD SOFR + 1.494%, 6.824%, 7/15/2038(a)(b)	113,015
127,091	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD SOFR + 1.814%, 7.144%, 7/15/2038(a)(b)	126,775
363,118	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 7.694%, 7/15/2038(a)(b)	362,891
104,607	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	81,528
115,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033(a)(b)	98,340
125,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.668%, 3/05/2033(a)(b)	99,237
235,076	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.686%, 12/15/2047(a)(b)	216,502
105,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A5, 3.598%, 11/15/2048	101,067
223,925	Med Trust, Series 2021-MDLN, Class B, 1 mo. USD SOFR + 1.564%, 6.894%, 11/15/2038(a)(b)	223,576
199,045	Med Trust, Series 2021-MDLN, Class C, 1 mo. USD SOFR + 1.914%, 7.244%, 11/15/2038(a)(b)	198,982
99,522	Med Trust, Series 2021-MDLN, Class D, 1 mo. USD SOFR + 2.114%, 7.444%, 11/15/2038(a)(b)	99,460
48,883	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.965%, 10/15/2046(b)	44,874
495,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class C, 4.173%, 9/15/2049(b)	401,398
87,288	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	79,432
75,835	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.083%, 7/15/2046(b)	69,616
23,890	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 6.050%, 3/15/2044(a)(b)	9,126
145,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.328%, 8/15/2046(b)	126,953
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$175,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	$152,722
655,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(b)	611,945
		4,186,626
	Office REITs — 0.0%
85,000	COPT Defense Properties LP, 2.750%, 4/15/2031	70,277
	Other REITs — 0.2%
125,000	Extra Space Storage LP, 2.350%, 3/15/2032	99,574
260,000	Extra Space Storage LP, 5.900%, 1/15/2031	265,520
		365,094
	Paper — 0.1%
137,000	WestRock MWV LLC, 7.550%, 3/01/2047	156,490
104,000	WestRock MWV LLC, 8.200%, 1/15/2030	118,637
		275,127
	Pharmaceuticals — 1.3%
100,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	74,836
585,000	Roche Holdings, Inc., 4.985%, 3/08/2034(a)	580,112
200,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	196,290
980,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	684,485
240,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	231,278
200,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	192,394
400,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	429,626
200,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	222,372
		2,611,393
	Property & Casualty Insurance — 0.3%
110,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	109,100
85,000	CNA Financial Corp., 5.125%, 2/15/2034	82,293
555,000	Stewart Information Services Corp., 3.600%, 11/15/2031	458,831
		650,224
	Retail REITs — 0.1%
70,000	Brixmor Operating Partnership LP, 2.250%, 4/01/2028	62,456
140,000	Brixmor Operating Partnership LP, 5.750%, 2/15/2035	139,649
		202,105
See accompanying notes to financial statements.
29 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Retailers — 0.2%
$50,000	AutoNation, Inc., 3.850%, 3/01/2032	$44,407
50,000	Dollar Tree, Inc., 2.650%, 12/01/2031	41,537
155,000	Home Depot, Inc., 4.950%, 6/25/2034	153,384
125,000	Tapestry, Inc., Series ., 3.050%, 3/15/2032	100,801
		340,129
	Sovereigns — 3.5%
400,000	Chile Government International Bonds, 3.500%, 1/31/2034	346,542
200,000	Chile Government International Bonds, 3.500%, 1/25/2050	143,569
200,000	Colombia Government International Bonds, 7.500%, 2/02/2034	200,068
600,000	Colombia Government International Bonds, 8.000%, 11/14/2035	616,838
300,000	Dominican Republic International Bonds, 4.875%, 9/23/2032	268,389
200,000	Paraguay Government International Bonds, 6.000%, 2/09/2036(a)	199,914
200,000	Philippines Government International Bonds, 2.650%, 12/10/2045	131,144
600,000	Philippines Government International Bonds, 2.950%, 5/05/2045	415,500
200,000	Qatar Government International Bonds, 5.103%, 4/23/2048	194,750
225,000	Republic of Poland Government International Bonds, 5.500%, 4/04/2053	220,546
1,030,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	997,061
200,000	Republic of South Africa Government International Bonds, 4.850%, 9/30/2029	183,056
400,000	Republic of South Africa Government International Bonds, 5.875%, 4/20/2032	370,672
200,000	Republic of Uzbekistan International Bonds, 3.900%, 10/19/2031	162,412
330,000	Republic of Uzbekistan International Bonds, 5.375%, 5/29/2027, (EUR)(a)	352,572
420,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	407,152
316,000	Romania Government International Bonds, 6.375%, 1/30/2034(a)	316,920
156,000	Romania Government International Bonds, 7.125%, 1/17/2033	164,271
350,000	Serbia International Bonds, 6.000%, 6/12/2034(a)	344,158
1,160,000	UAE International Government Bonds, 4.857%, 7/02/2034(a)	1,156,678
		7,192,212
	Technology — 6.9%
50,000	Arrow Electronics, Inc., 2.950%, 2/15/2032	41,832
360,000	Atlassian Corp., 5.250%, 5/15/2029	360,016
615,000	Atlassian Corp., 5.500%, 5/15/2034	609,370
165,000	Broadcom, Inc., 2.450%, 2/15/2031(a)	138,948
145,000	Broadcom, Inc., 2.600%, 2/15/2033(a)	117,509
465,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	372,366
240,000	Broadcom, Inc., 3.187%, 11/15/2036(a)	189,928
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$260,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	$224,159
400,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	340,998
380,000	Broadcom, Inc., 4.150%, 11/15/2030	358,890
130,000	Broadcom, Inc., 4.150%, 4/15/2032(a)	119,942
85,000	Broadcom, Inc., 4.300%, 11/15/2032	79,447
255,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	230,360
40,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	36,428
1,045,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	912,715
130,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	124,094
125,000	CommScope Technologies LLC, 5.000%, 3/15/2027(a)	51,611
295,000	CommScope, Inc., 4.750%, 9/01/2029(a)	204,494
45,000	Dell International LLC/EMC Corp., 5.750%, 2/01/2033	46,265
715,000	Entegris, Inc., 4.750%, 4/15/2029(a)	684,081
1,175,000	Equinix, Inc., 2.150%, 7/15/2030	985,150
765,000	Fiserv, Inc., 5.625%, 8/21/2033	771,447
115,000	Gartner, Inc., 3.625%, 6/15/2029(a)	105,314
185,000	Global Payments, Inc., 2.900%, 5/15/2030	161,053
235,000	Global Payments, Inc., 2.900%, 11/15/2031	196,771
130,000	Global Payments, Inc., 5.300%, 8/15/2029	129,098
280,000	Global Payments, Inc., 5.400%, 8/15/2032	274,346
375,000	Jabil, Inc., 3.600%, 1/15/2030	339,080
125,000	Leidos, Inc., 2.300%, 2/15/2031	102,989
55,000	Leidos, Inc., 4.375%, 5/15/2030	51,995
595,000	Leidos, Inc., 5.750%, 3/15/2033	600,192
250,000	Marvell Technology, Inc., 2.950%, 4/15/2031	215,639
5,000	Marvell Technology, Inc., 5.950%, 9/15/2033	5,164
475,000	Microchip Technology, Inc., 5.050%, 3/15/2029	471,195
55,000	Micron Technology, Inc., 2.703%, 4/15/2032	45,540
120,000	Micron Technology, Inc., 4.663%, 2/15/2030	116,303
295,000	Micron Technology, Inc., 5.300%, 1/15/2031	294,335
425,000	Micron Technology, Inc., 5.875%, 2/09/2033	434,161
1,050,000	Micron Technology, Inc., 5.875%, 9/15/2033	1,074,480
515,000	Motorola Solutions, Inc., 5.400%, 4/15/2034	510,553
40,000	Motorola Solutions, Inc., 5.600%, 6/01/2032	40,447
50,000	Oracle Corp., 2.950%, 4/01/2030	44,467
600,000	Oracle Corp., 3.950%, 3/25/2051	443,625
140,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	122,024
290,000	TD SYNNEX Corp., 6.100%, 4/12/2034	290,807
450,000	Trimble, Inc., 6.100%, 3/15/2033	465,978
See accompanying notes to financial statements.
| 30

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$460,000	VMware LLC, 2.200%, 8/15/2031	$373,771
140,000	Western Digital Corp., 2.850%, 2/01/2029	121,495
265,000	Western Digital Corp., 4.750%, 2/15/2026	259,446
		14,290,318
	Transportation Services — 0.3%
562,000	ERAC USA Finance LLC, 6.700%, 6/01/2034(a)	616,885
	Treasuries — 15.9%
6,775(f )	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2029, (BRL)	1,125,755
162,461(g )	Mexico Bonos, Series M, 7.500%, 5/26/2033, (MXN)	763,979
1,740,000	New Zealand Government Bonds, Series 433, 3.500%, 4/14/2033, (NZD)	972,736
10,425,000	Norway Government Bonds, Series 477, 1.750%, 3/13/2025, (NOK)	958,461
15,340,000	Republic of South Africa Government Bonds, Series 2035, 8.875%, 2/28/2035, (ZAR)	710,098
1,160,000	U.K. Gilts, 0.250%, 1/31/2025, (GBP)	1,431,874
2,485,000	U.S. Treasury Bonds, 2.250%, 2/15/2052(h)	1,583,023
7,125,000	U.S. Treasury Bonds, 3.250%, 5/15/2042(h)	5,924,883
1,550,000	U.S. Treasury Bonds, 4.125%, 8/15/2053	1,443,377
7,960,000	U.S. Treasury Notes, 4.625%, 6/30/2025	7,921,444
10,040,000	U.S. Treasury Notes, 4.625%, 2/28/2026	10,003,919
		32,839,549
	Wireless — 1.6%
225,000	American Tower Corp., 5.450%, 2/15/2034	223,034
555,000	American Tower Corp., 5.900%, 11/15/2033	568,305
585,000	Sprint Capital Corp., 8.750%, 3/15/2032	703,645
100,000	T-Mobile USA, Inc., 2.400%, 3/15/2029	88,431
230,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	192,424
305,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	274,017
1,120,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	1,047,006
225,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	231,309
		3,328,171
	Wirelines — 0.0%
55,000	Verizon Communications, Inc., 2.355%, 3/15/2032	44,961
	Total Non-Convertible Bonds (Identified Cost $196,127,128)	185,369,291

Convertible Bonds — 1.4%
	Airlines — 0.1%
265,000	Southwest Airlines Co., 1.250%, 5/01/2025	265,265
	Cable Satellite — 0.4%
965,000	DISH Network Corp., 3.375%, 8/15/2026	598,455
180,000	DISH Network Corp., Zero Coupon, 6.944%–9.514%, 12/15/2025(i)	132,318
		730,773
Principal Amount (‡)	Description	Value (†)

	Electric — 0.2%
$490,000	PPL Capital Funding, Inc., 2.875%, 3/15/2028	$468,685
	Healthcare — 0.2%
420,000	Teladoc Health, Inc., 1.250%, 6/01/2027	348,053
	Leisure — 0.1%
75,000	Carnival Corp., 5.750%, 12/01/2027	122,325
	Pharmaceuticals — 0.2%
545,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	520,321
	Retailers — 0.2%
150,000	Etsy, Inc., 0.125%, 9/01/2027	125,284
345,000	Etsy, Inc., 0.250%, 6/15/2028	271,323
		396,607
	Total Convertible Bonds (Identified Cost $3,398,305)	2,852,029

Municipals — 0.3%
	Virginia — 0.3%
790,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $782,178)	668,152
	Total Bonds and Notes (Identified Cost $200,307,611)	188,889,472

Collateralized Loan Obligations — 3.2%
395,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3 mo. USD SOFR + 3.162%, 8.488%, 4/23/2034(a)(b)	395,205
250,000	AGL CLO 5 Ltd., Series 2020-5A, Class BR, 3 mo. USD SOFR + 1.962%, 7.286%, 7/20/2034(a)(b)	250,378
600,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.912%, 7.236%, 7/20/2031(a)(b)	600,512
250,000	Battalion CLO VIII Ltd., Series 2015-8A, Class A2R2, 3 mo. USD SOFR + 1.812%, 7.139%, 7/18/2030(a)(b)	250,325
250,000	Canyon CLO Ltd., Series 2021-4A, Class B, 3 mo. USD SOFR + 1.962%, 7.290%, 10/15/2034(a)(b)	250,940
270,000	Carlyle U.S. CLO Ltd., Series 2021-9A, Class B, 3 mo. USD SOFR + 1.912%, 7.236%, 10/20/2034(a)(b)	270,137
250,000	CIFC Funding Ltd., Series 2021-6A, Class B, 3 mo. USD SOFR + 1.912%, 7.240%, 10/15/2034(a)(b)	250,615
455,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3 mo. USD SOFR + 1.662%, 6.990%, 1/15/2031(a)(b)	455,500
See accompanying notes to financial statements.
31 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

$275,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 9.128%, 4/20/2037(a)(b)	$279,539
255,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.312%, 8.640%, 4/15/2034(a)(b)	253,207
183,395	Magnetite XV Ltd., Series 2015-15A, Class AR, 3 mo. USD SOFR + 1.272%, 6.595%, 7/25/2031(a)(b)	183,406
530,000	Morgan Stanley Eaton Vance CLO Ltd., Series 2022-16A, Class B, 3 mo. USD SOFR + 1.950%, 7.279%, 4/15/2035(a)(b)	532,394
250,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD SOFR + 1.912%, 7.240%, 7/15/2034(a)(b)	250,488
300,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD SOFR + 1.732%, 7.059%, 4/16/2031(a)(b)	300,398
216,665	Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, 3 mo. USD SOFR + 1.232%, 6.558%, 7/19/2030(a)(b)	216,807
250,000	OHA Credit Partners XVI, Series 2021-16A, Class A, 3 mo. USD SOFR + 1.412%, 6.739%, 10/18/2034(a)(b)	250,204
690,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 6.925%, 7/15/2037(a)(b)	689,870
60,961	Palmer Square Loan Funding Ltd., Series 2021-3A, Class A1, 3 mo. USD SOFR + 1.062%, 6.386%, 7/20/2029(a)(b)	60,961
250,000	Rad CLO 15 Ltd., Series 2021-15A, Class B, 3 mo. USD SOFR + 1.912%, 7.236%, 1/20/2034(a)(b)	250,158
360,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3 mo. USD SOFR + 1.662%, 6.986%, 4/20/2034(a)(b)	359,992
310,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 3 mo. USD SOFR + 3.162%, 8.486%, 4/20/2034(a)(b)	310,782
	Total Collateralized Loan Obligations (Identified Cost $6,630,624)	6,661,818

Senior Loans — 2.6%
	Building Materials — 0.1%
189,525	Summit Materials LLC, 2023 Incremental Term Loan B, 3 mo. USD SOFR + 2.500%, 7.799%, 1/12/2029(b)(j)	190,710
	Diversified Manufacturing — 0.3%
310,000	Resideo Funding, Inc., 2024 M&A Term Loan B, 5/21/2031(k)	309,033
165,000	Resideo Funding, Inc., 2024 M&A Term Loan B, 1 mo. USD SOFR + 2.000%, 7.339%, 5/21/2031(b)(j)	164,485
Principal Amount (‡)	Description	Value (†)

	Diversified Manufacturing — continued
$54,858	Resideo Funding, Inc., 2024 Term Loan B, 2/11/2028(k)	$54,858
174,549	Resideo Funding, Inc., 2024 Term Loan B, USD SOFR + 2.000%, 7.338%, 2/11/2028(b)(j)	174,549
		702,925
	Financial Other — 0.4%
844,901	Trans Union LLC, 2024 Term Loan B8, 6/24/2031(k)	842,577
	Leisure — 0.1%
69,046	Carnival Corp., 2024 Term Loan B1, 1 mo. USD SOFR + 2.750%, 8.094%, 10/18/2028(b)(j)	69,133
70,925	Carnival Corp., 2024 Term Loan B2, 1 mo. USD SOFR + 2.750%, 8.094%, 8/08/2027(b)(j)	71,146
		140,279
	Lodging — 1.1%
148,248	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 11/08/2030(k)	148,351
174,641	Hilton Domestic Operating Co., Inc., 2024 Term Loan B4, 11/08/2030(k)	174,761
19,949	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 8/02/2028(k)	19,931
819,427	Hilton Grand Vacations Borrower LLC, 2024 1st Lien Term Loan B, 1/17/2031(k)	818,812
229,425	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.750%, 8.094%, 1/17/2031(b)(j)	229,253
940,000	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 5/24/2030(k)	940,132
		2,331,240
	Paper — 0.3%
505,000	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 5/23/2031(k)	504,369
	Technology — 0.2%
420,000	GTCR W Merger Sub LLC, USD Term Loan B, 3 mo. USD SOFR + 3.000%, 8.335%, 1/31/2031(b)(j)	419,941
	Wireless — 0.1%
204,487	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 7.350%, 1/25/2031(b)(j)	204,616
	Total Senior Loans (Identified Cost $5,342,647)	5,336,657
See accompanying notes to financial statements.
| 32

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)

Shares	Description	Value (†)
Preferred Stocks — 0.4%

Convertible Preferred Stocks — 0.4%
	Banking — 0.1%
246	Bank of America Corp., Series L, 7.250%	$294,255
1	Wells Fargo & Co., Series L, Class A, 7.500%	1,189
		295,444
	Midstream — 0.3%
11,857	El Paso Energy Capital Trust I, 4.750%	561,311
	Total Convertible Preferred Stocks (Identified Cost $895,769)	856,755
	Total Preferred Stocks (Identified Cost $895,769)	856,755

Common Stocks— 0.2%
	Aerospace & Defense — 0.1%
201	Lockheed Martin Corp.	93,887
	Biotechnology — 0.1%
1,609	AbbVie, Inc.	275,976
	Total Common Stocks (Identified Cost $337,576)	369,863

Principal Amount (‡)
Short-Term Investments — 4.0%
$8,309,556	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $8,311,980 on 7/01/2024 collateralized by $9,104,300 U.S. Treasury Note, 0.750% due 4/30/2026 valued at $8,475,878 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $8,309,556)	8,309,556
	Total Investments — 102.0% (Identified Cost $221,823,783)	210,424,121
	Other assets less liabilities — (2.0)%	(4,180,849)
	Net Assets — 100.0%	$206,243,272

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the value of
Rule 144A holdings amounted to $82,363,362 or 39.9% of net
assets.

(b)
Variable rate security. Rate as of June 30, 2024 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	Perpetual bond with no specified maturity date.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Amount shown represents units. One unit represents a principal amount of 1,000.
(g)	Amount shown represents units. One unit represents a principal amount of 100.
(h)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(i)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(j)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 0.75%, to which the spread is added.

(k)	Position is unsettled. Contract rate was not determined at June 30, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
ZAR	South African Rand
See accompanying notes to financial statements.
33 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
At June 30, 2024, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	9/19/2024	110	$11,992,462	$12,098,281	$105,819
CBOT 2 Year U.S. Treasury Notes Futures	9/30/2024	96	19,546,377	19,605,000	58,623
CBOT U.S. Long Bond Futures	9/19/2024	243	28,417,456	28,749,938	332,482
CBOT Ultra Long Term U.S. Treasury Bond Futures	9/19/2024	63	7,790,537	7,896,656	106,119
Total					$603,043
At June 30, 2024, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2024	117	$12,378,746	$12,469,640	$(90,894)
Ultra 10-Year U.S. Treasury Notes Futures	9/19/2024	263	29,542,269	29,858,719	(316,450)
Total					$(407,344)
Industry Summary at June 30, 2024 (Unaudited)
Treasuries	15.9%
Banking	9.2
Technology	7.1
ABS Car Loan	5.0
ABS Home Equity	4.5
ABS Other	4.5
Finance Companies	4.0
Sovereigns	3.5
Midstream	3.3
Metals & Mining	3.0
Aerospace & Defense	2.8
Cable Satellite	2.6
Independent Energy	2.3
Life Insurance	2.0
Non-Agency Commercial Mortgage-Backed Securities	2.0
Other Investments, less than 2% each	23.1
Collateralized Loan Obligations	3.2
Short-Term Investments	4.0
Total Investments	102.0
Other assets less liabilities (including futures contracts)	(2.0)
Net Assets	100.0%
See accompanying notes to financial statements.
| 34

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	Bond Fund	Investment Grade Fixed Income Fund
ASSETS
Investments at cost	$5,001,650,174	$221,823,783
Net unrealized depreciation	(557,833,327)	(11,399,662)
Investments at value	4,443,816,847	210,424,121
Cash	242,195	22,370
Foreign currency at value (identified cost $1,743 and $46, respectively)	1,739	45
Receivable for Fund shares sold	2,461,620	—
Receivable for securities sold	5,467,716	80,766
Collateral received for open forward foreign currency contracts (Notes 2 and 4)	80,782	—
Dividends and interest receivable	52,119,423	2,403,923
Unrealized appreciation on forward foreign currency contracts (Note 2)	187,919	—
Prepaid expenses	312	312
TOTAL ASSETS	4,504,378,553	212,931,537
LIABILITIES
Payable for securities purchased	129,153,431	6,149,376
Payable for Fund shares redeemed	8,780,253	—
Payable for variation margin on futures contracts (Note 2)	5,092,477	238,671
Foreign taxes payable (Note 2)	6,450	—
Due to brokers (Note 2)	80,782	—
Management fees payable (Note 6)	1,798,865	58,058
Deferred Trustees’ fees (Note 6)	2,138,011	176,000
Administrative fees payable (Note 6)	160,389	7,438
Payable to distributor (Note 6d)	37,786	—
Audit and tax services fees payable	38,500	35,299
Other accounts payable and accrued expenses	324,486	23,423
TOTAL LIABILITIES	147,611,430	6,688,265
COMMITMENTS AND CONTINGENCIES(a)	—	—
NET ASSETS	$4,356,767,123	$206,243,272
NET ASSETS CONSIST OF:
Paid-in capital	$5,647,821,774	$231,794,981
Accumulated loss	(1,291,054,651)	(25,551,709)
NET ASSETS	$4,356,767,123	$206,243,272
See accompanying notes to financial statements.
35 |

Statements of Assets and Liabilities (continued)
June 30, 2024 (Unaudited)
	Bond Fund	Investment Grade Fixed Income Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$3,227,945,743	$206,243,272
Shares of beneficial interest	281,589,381	20,153,893
Net asset value, offering and redemption price per share	$11.46	$10.23
Retail Class:
Net assets	$676,717,849	$—
Shares of beneficial interest	59,412,466	—
Net asset value, offering and redemption price per share	$11.39	$—
Admin Class shares:
Net assets	$28,801,438	$—
Shares of beneficial interest	2,537,979	—
Net asset value, offering and redemption price per share	$11.35	$—
Class N shares:
Net assets	$423,302,093	$—
Shares of beneficial interest	36,982,086	—
Net asset value, offering and redemption price per share	$11.45	$—

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 36

Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

	Bond Fund	Investment Grade Fixed Income Fund
INVESTMENT INCOME
Interest	$131,862,691	$5,016,658
Dividends	2,101,465	35,968
Less net foreign taxes withheld	(41,781)	—
	133,922,375	5,052,626
Expenses
Management fees (Note 6)	12,360,494	393,591
Service and distribution fees (Note 6)	938,326	—
Administrative fees (Note 6)	999,945	44,347
Trustees' fees and expenses (Note 6)	314,049	30,918
Transfer agent fees and expenses (Notes 6, 7 and 8)	1,654,136	2,881
Audit and tax services fees	34,104	30,829
Custodian fees and expenses	85,431	11,902
Legal fees	104,532	4,412
Registration fees	55,941	9,110
Shareholder reporting expenses	106,034	14,143
Miscellaneous expenses	90,024	20,607
Total expenses	16,743,016	562,740
Less waiver and/or expense reimbursement (Note 6)	(1,249,042)	(40,564)
Less expense offset (Note 8)	(17,397)	(67)
Net expenses	15,476,577	522,109
Net investment income	118,445,798	4,530,517
Net realized and unrealized gain (loss) on Investments, Futures contracts, Forward foreign currency contracts and Foreign currency transactions
Net realized gain (loss) on:
Investments	(76,108,572)	(1,339,016)
Futures contracts	(4,406,417)	(211,271)
Forward foreign currency contracts (Note 2d)	198,658	—
Foreign currency transactions (Note 2c)	(109,567)	(3,547)
Net change in unrealized appreciation (depreciation) on:
Investments	37,885,774	(435,884)
Futures contracts	(28,856,713)	(1,179,511)
Forward foreign currency contracts (Note 2d)	330,729	—
Foreign currency translations (Note 2c)	(21,496)	(132)
Net realized and unrealized loss on Investments, Futures contracts, Forward foreign currency contracts and Foreign currency transactions	(71,087,604)	(3,169,361)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,358,194	$1,361,156
See accompanying notes to financial statements.
37 |

Statements of Changes in Net Assets

	Bond Fund		Investment Grade Fixed Income Fund
	Six Months Ended June 30,2024 (Unaudited)	Year Ended December 31,2023	Six Months Ended June 30,2024 (Unaudited)	Year Ended December 31,2023
FROM OPERATIONS:
Net investment income	$118,445,798	$226,428,404	$4,530,517	$7,554,875
Net realized loss on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(80,425,898)	(195,595,819)	(1,553,834)	(8,590,406)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and foreign currency translations	9,338,294	329,868,335	(1,615,527)	15,241,674
Net increase in net assets resulting from operations	47,358,194	360,700,920	1,361,156	14,206,143
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(88,094,399)	(182,875,915)	(4,551,604)	(8,002,821)
Retail Class	(17,865,159)	(39,121,456)	—	—
Admin Class	(718,425)	(1,430,991)	—	—
Class N	(11,016,490)	(21,698,797)	—	—
Total distributions	(117,694,473)	(245,127,159)	(4,551,604)	(8,002,821)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(130,498,030)	(649,160,041)	14,059,191	(4,317,378)
Net increase (decrease) in net assets	(200,834,309)	(533,586,280)	10,868,743	1,885,944
NET ASSETS
Beginning of the period	4,557,601,432	5,091,187,712	195,374,529	193,488,585
End of the period	$4,356,767,123	$4,557,601,432	$206,243,272	$195,374,529
See accompanying notes to financial statements.
| 38

Financial Highlights
For a share outstanding throughout each period.

	Bond Fund – Institutional Class
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$11.64	$11.35	$13.62	$13.58	$13.10	$13.66	$13.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.31	0.54	0.42	0.34	0.10	0.48	0.55
Net realized and unrealized gain (loss)	(0.18)	0.34	(2.11)	0.09	0.59	(0.57)	0.08
Total from Investment Operations	0.13	0.88	(1.69)	0.43	0.69	(0.09)	0.63
LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)	(0.59)	(0.58)	(0.39)	(0.14)	(0.45)	(0.50)
Net realized capital gains	—	—	—	—	(0.07)	(0.02)	(0.04)
Total Distributions	(0.31)	(0.59)	(0.58)	(0.39)	(0.21)	(0.47)	(0.54)
Net asset value, end of the period	$11.46	$11.64	$11.35	$13.62	$13.58	$13.10	$13.66
Total return	1.12%(b)(c)	8.05%(b)	(12.49)%(b)	3.23%(b)	5.35%(c)	(0.73)%	4.88%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$3,227,946	$3,386,079	$3,759,888	$5,776,109	$6,630,032	$6,668,481	$8,071,961
Net expenses	0.66%(d)(e)	0.67%(d)(f)	0.67%(d)	0.67%(d)	0.67%(e)	0.67%	0.67%
Gross expenses	0.72%(e)	0.71%	0.69%	0.68%	0.67%(e)	0.67%	0.67%
Net investment income	5.38%(e)	4.75%	3.44%	2.47%	3.02%(e)	3.65%	4.12%
Portfolio turnover rate	33%	30%	23%	87%(g)	26%(h)	25%	17%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2023, the expense limit decreased from 0.67% to 0.66%.
(g)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(h)
The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.
39 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Bond Fund – Retail Class
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$11.57	$11.28	$13.55	$13.51	$13.03	$13.59	$13.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.29	0.51	0.39	0.30	0.09	0.45	0.52
Net realized and unrealized gain (loss)	(0.18)	0.34	(2.11)	0.10	0.59	(0.57)	0.08
Total from Investment Operations	0.11	0.85	(1.72)	0.40	0.68	(0.12)	0.60
LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)	(0.56)	(0.55)	(0.36)	(0.13)	(0.42)	(0.46)
Net realized capital gains	—	—	—	—	(0.07)	(0.02)	(0.04)
Total Distributions	(0.29)	(0.56)	(0.55)	(0.36)	(0.20)	(0.44)	(0.50)
Net asset value, end of the period	$11.39	$11.57	$11.28	$13.55	$13.51	$13.03	$13.59
Total return	1.00%(b)(c)	7.83%(b)	(12.78)%(b)	2.98%(b)	5.31%(c)	(0.99)%	4.72%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$676,718	$740,592	$861,223	$1,248,925	$1,469,489	$1,474,316	$2,019,828
Net expenses	0.91%(d)(e)	0.92%(d)(f)	0.92%(d)	0.92%(d)	0.92%(e)	0.92%	0.91%(g)
Gross expenses	0.97%(e)	0.96%	0.94%	0.93%	0.92%(e)	0.92%	0.92%
Net investment income	5.12%(e)	4.50%	3.20%	2.22%	2.77%(e)	3.41%	3.88%
Portfolio turnover rate	33%	30%	23%	87%(h)	26%(i)	25%	17%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2023, the expense limit decreased from 0.92% to 0.91%.
(g)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(i)
The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.
| 40

Financial Highlights (continued)
For a share outstanding throughout each period.
	Bond Fund– Admin Class
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$11.53	$11.24	$13.49	$13.45	$12.97	$13.53	$13.44
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.28	0.49	0.36	0.27	0.08	0.42	0.48
Net realized and unrealized gain (loss)	(0.18)	0.34	(2.09)	0.09	0.60	(0.58)	0.08
Total from Investment Operations	0.10	0.83	(1.73)	0.36	0.68	(0.16)	0.56
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.54)	(0.52)	(0.32)	(0.13)	(0.38)	(0.43)
Net realized capital gains	—	—	—	—	(0.07)	(0.02)	(0.04)
Total Distributions	(0.28)	(0.54)	(0.52)	(0.32)	(0.20)	(0.40)	(0.47)
Net asset value, end of the period	$11.35	$11.53	$11.24	$13.49	$13.45	$12.97	$13.53
Total return	0.97%(b)(c)	7.50%(b)	(12.91)%(b)	2.74%(b)	5.26%(c)	(1.24)%	4.40%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$28,801	$30,522	$30,678	$44,562	$50,062	$51,040	$84,028
Net expenses	1.09%(d)(e)(f)	1.13%(d)(g)(h)	1.13%(d)(g)	1.15%(d)(i)	1.17%(e)	1.17%	1.16%(j)
Gross expenses	1.15%(e)(f)	1.17%(g)	1.15%(g)	1.16%(i)	1.17%(e)	1.17%	1.17%
Net investment income	4.95%(e)	4.31%	2.99%	1.99%	2.52%(e)	3.19%	3.63%
Portfolio turnover rate	33%	30%	23%	87%(k)	26%(l)	25%	17%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes refund of prior year service fee of 0.07%. See Note 6b of Notes to Financial Statements.
(g)	Includes refund of prior year service fee of 0.04%.
(h)	Effective July 1, 2023, the expense limit decreased from 1.17% to 1.16%.
(i)	Includes refund of prior year service fee of 0.02%.
(j)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(k)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(l)
The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.
41 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Bond Fund– Class N
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of period	$11.63	$11.33	$13.60	$13.57	$13.08	$13.64	$13.55
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.31	0.55	0.43	0.35	0.10	0.48	0.56
Net realized and unrealized gain (loss)	(0.18)	0.35	(2.11)	0.08	0.61	(0.56)	0.08
Total from Investment Operations	0.13	0.90	(1.68)	0.43	0.71	(0.08)	0.64
LESS DISTRIBUTIONS FROM:
Net iNet investment income	(0.31)	(0.60)	(0.59)	(0.40)	(0.15)	(0.46)	(0.51)
Net realized capital gains	—	—	—	—	(0.07)	(0.02)	(0.04)
Total Distributions	(0.31)	(0.60)	(0.59)	(0.40)	(0.22)	(0.48)	(0.55)
Net asset value, end of the period	$11.45	$11.63	$11.33	$13.60	$13.57	$13.08	$13.64
Total return	1.23%(b)(c)	8.12%(b)	(12.46)%	3.22%	5.45%(c)	(0.66)%	4.97%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$423,302	$400,409	$439,999	$519,821	$903,844	$853,559	$469,234
Net expenses	0.61%(d)(e)	0.62%(d)(f)	0.61%	0.61%	0.60%(e)	0.60%	0.59%
Gross expenses	0.64%(e)	0.63%	0.61%	0.61%	0.60%(e)	0.60%	0.59%
Net investment income	5.44%(e)	4.81%	3.54%	2.56%	3.08%(e)	3.65%	4.20%
Portfolio turnover rate	33%	30%	23%	87%(g)	26%(h)	25%	17%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2023, the expense limit decreased from 0.62% to 0.61%.
(g)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(h)
The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.
| 42

Financial Highlights (continued)
For a share outstanding throughout each period.
	Investment Grade Fixed Income Fund – Institutional Class
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$10.40	$10.04	$11.86	$12.47	$12.48	$12.30	$12.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23	0.40	0.29	0.29	0.08	0.36	0.39
Net realized and unrealized gain (loss)	(0.16)	0.38	(1.70)	(0.19)	0.46	0.18	0.14
Total from Investment Operations	0.07	0.78	(1.41)	0.10	0.54	0.54	0.53
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.42)	(0.31)	(0.30)	(0.12)	(0.32)	(0.24)
Net realized capital gains	—	—	(0.10)	(0.41)	(0.43)	(0.04)	(0.19)
Total Distributions	(0.24)	(0.42)	(0.41)	(0.71)	(0.55)	(0.36)	(0.43)
Net asset value, end of the period	$10.23	$10.40	$10.04	$11.86	$12.47	$12.48	$12.30
Total return	0.65%(b)(c)	8.00%(b)	(11.98)%	0.80%	4.38%(b)(c)	4.53%	4.46%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$206,243	$195,375	$193,489	$243,490	$252,690	$229,129	$289,056
Net expenses	0.53%(d)(e)	0.54%(d)(f)	0.52%	0.52%	0.55%(d)(e)	0.52%	0.50%
Gross expenses	0.57%(e)	0.55%	0.52%	0.52%	0.67%(e)	0.52%	0.50%
Net investment income	4.60%(e)	3.93%	2.72%	2.33%	2.53%(e)	2.93%	3.26%
Portfolio turnover rate	19%	41%	35%	85%(g)	30%(h)	29%	11%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2023, the expense limit decreased from 0.55% to 0.53%.
(g)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(h)
The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.
43 |

Notes to Financial Statements
June 30, 2024 (Unaudited)
1.Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles Bond Fund (“Bond Fund”)
Loomis Sayles Investment Grade Fixed Income Fund ("Investment Grade Fixed Income Fund")
Each Fund is a diversified investment company.
Each Fund offers Institutional Class shares. In addition, Bond Fund also offers Retail Class, Admin Class and Class N shares.
Each share class is sold without a sales charge. Retail Class and Admin Class shares pay a Rule 12b-1 fee. Admin Class shares are primarily intended for employer-sponsored retirement plans and are offered exclusively through intermediaries. Class N shares do not pay a front-end sales charge, a contingent deferred sales charge (“CDSC”) or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000 for Bond Fund and $3,000,000 for Investment Grade Fixed Income Fund. Certain categories of investors are exempted from the minimum investment amounts for Class N and Institutional Class as outlined in the relevant Fund’s prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, and Gateway Trust (“Natixis Funds Trusts”), and Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class and Admin Class) and transfer agent fees are borne collectively for Institutional Class, Retail Class, and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of
| 44

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
e. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines.
45 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
f. When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.
Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
There were no when-issued or delayed delivery securities held by the Funds as of June 30, 2024.
g. Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2024 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
h. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as defaulted and/or non-income producing securities, premium amortization, convertible bond adjustments, corporate actions, foreign currency gains and losses, forward foreign currency contract mark-to-market, futures contract mark-to-
| 46

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
market, trust preferred securities, return of capital distributions received, capital gain distributions received and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, defaulted and/or non-income producing securities, return of capital distributions received, trust preferred securities, corporate actions, capital gain distributions received, premium amortization, forward foreign currency contract mark-to-market, perpetual bond adjustments, paydown gains and losses, straddle loss deferral adjustments, convertible bond adjustments and futures contract mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2023 was as follows:
	2023 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Bond Fund	$245,127,159	$ —	$245,127,159
Investment Grade Fixed Income Fund	8,002,821	—	8,002,821
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of December 31, 2023, capital loss carryforwards were as follows:
	Bond Fund	Investment Grade Fixed Income Fund
Capital loss carryforward:
Short-term:
No expiration date	$(48,552,039)	$(3,146,776)
Long-term:
No expiration date	(522,093,443)	(7,249,529)
Total capital loss carryforward	$(570,645,482)	$(10,396,305)
As of June 30, 2024, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Bond Fund	Investment Grade Fixed Income Fund
Federal tax cost	$5,009,799,497	$222,405,114
Gross tax appreciation	$70,039,746	$3,502,488
Gross tax depreciation	(629,825,363)	(15,287,782)
Net tax depreciation	$(559,785,617)	$(11,785,294)
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.
i. Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution
47 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
j. Collateralized Loan Obligations. A Fund may invest in CLOs. A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
k. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2024, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
l. Due to Brokers.  Transactions and positions in certain forward foreign currency contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due to broker balance in the Statements of Assets and Liabilities for Bond Fund represents securities received as collateral for forward foreign currency contracts. In certain circumstances the Funds’ use of cash held at brokers is restricted by regulation or broker mandated limits.
m. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3.Fair Value Measurements In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
| 48

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of June 30, 2024, at value:
Bond Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$3,927,758,566	$ —	$3,927,758,566
Collateralized Loan Obligations	—	188,202,101	—	188,202,101
Senior Loans(a)	—	154,060,341	—	154,060,341
Preferred Stocks
Convertible Preferred Stocks(a)	7,953,574	—	—	7,953,574
Non-Convertible Preferred Stocks
Home Construction	966,409	—	—	966,409
Office REITs	—	—	2,370,104	2,370,104
Other REITs	—	9,179,544	—	9,179,544
Total Non-Convertible Preferred Stocks	966,409	9,179,544	2,370,104	12,516,057
Total Preferred Stocks	8,919,983	9,179,544	2,370,104	20,469,631
Common Stocks
Technology Hardware, Storage & Peripherals	—	40,760	—	40,760
All Other Common Stocks(a)	14,303,900	—	—	14,303,900
Total Common Stocks	14,303,900	40,760	—	14,344,660
Short-Term Investments	—	138,981,548	—	138,981,548
Total Investments	23,223,883	4,418,222,860	2,370,104	4,443,816,847
Forward Foreign Currency Contracts (unrealized appreciation)	—	187,919	—	187,919
Futures Contracts (unrealized appreciation)	13,303,392	—	—	13,303,392
Total	$36,527,275	$4,418,410,779	$2,370,104	$4,457,308,158

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(7,294,278)	$ —	$ —	$(7,294,278)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
49 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)

Investment Grade Fixed Income Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$ —	$9,276,402	$3,320	$9,279,722
All Other Non-Convertible Bonds(a)	—	176,089,569	—	176,089,569
Total Non-Convertible Bonds	—	185,365,971	3,320	185,369,291
All Other Bonds and Notes(a)	—	3,520,181	—	3,520,181
Total Bonds and Notes	—	188,886,152	3,320	188,889,472
Collateralized Loan Obligations	—	6,661,818	—	6,661,818
Senior Loans(a)	—	5,336,657	—	5,336,657
Preferred Stocks(a)	856,755	—	—	856,755
Common Stocks(a)	369,863	—	—	369,863
Short-Term Investments	—	8,309,556	—	8,309,556
Total Investments	1,226,618	209,194,183	3,320	210,424,121
Futures Contracts (unrealized appreciation)	603,043	—	—	603,043
Total	$1,829,661	$209,194,183	$3,320	$211,027,164

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(407,344)	$ —	$ —	$(407,344)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2023 and/or June 30, 2024:
Bond Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2024
Preferred Stocks
Non-Convertible Preferred Stocks
Office REITs	$2,294,242	$ —	$ —	$75,862	$ —	$ —	$ —	$ —	$2,370,104	$75,862
| 50

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)

Investment Grade Fixed Income Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2024
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$3,330	$ —	$ —	$(10)	$ —	$ —	$ —	$ —	$3,320	$(10)
4.Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include forward foreign currency contracts and futures contracts.
The Funds are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended June 30, 2024, Bond Fund engaged in forward foreign currency contracts for hedging purposes and to gain exposure to foreign currencies.
The Funds are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. The Funds will be subject to increased interest rate risk to the extent that they invest in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Funds may also use futures contracts to gain investment exposure. During the six months ended June 30, 2024, the Funds used futures contracts to manage duration.
The following is a summary of derivative instruments for Bond Fund as of June 30, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$187,919	$ —	$187,919
Exchange-traded asset derivatives
Interest rate contracts	—	13,303,392	13,303,392
Total asset derivatives	$187,919	$13,303,392	$13,491,311

[1]
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(7,294,278)

[1]
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

51 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Transactions in derivative instruments for Bond Fund during the six months ended June 30, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$(4,406,417)
Foreign exchange contracts	198,658	—
Total	$198,658	$(4,406,417)

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$(28,856,713)
Foreign exchange contracts	330,729	—
Total	$330,729	$(28,856,713)
The following is a summary of derivative instruments for Investment Grade Fixed Income Fund as of June 30, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$603,043

[1]
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(407,344)

[1]
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Investment Grade Fixed Income Fund during the six months ended June 30, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(211,271)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(1,179,511)
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
| 52

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets for the Funds, based on gross month-end or daily (as applicable) notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2024:
Bond Fund	Forwards	Futures
Average Notional Amount Outstanding	0.31%	62.40%
Highest Notional Amount Outstanding	0.32%	67.17%
Lowest Notional Amount Outstanding	0.31%	45.58%
Notional Amount Outstanding as of June 30, 2024	0.32%	45.58%

Investment Grade Fixed Income Fund	Futures
Average Notional Amount Outstanding	66.92%
Highest Notional Amount Outstanding	71.10%
Lowest Notional Amount Outstanding	53.66%
Notional Amount Outstanding as of June 30, 2024	53.66%
Notional amounts outstanding at the end of the prior period, if applicable, are included in the average notional amount outstanding.
Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forwards and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.
Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.
As of June 30, 2024, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:
Bond Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$187,919	$ —	$187,919	$(80,782)	$107,137
The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank and Trust Company (“State Street Bank”).
Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
53 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
5.Purchases and Sales of Securities. For the six months ended June 30, 2024, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Bond Fund	$264,088,267	$253,367,341	$1,171,150,933	$1,231,739,133
Investment Grade Fixed Income Fund	10,023,859	3,180,364	46,318,100	32,855,146
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.
Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $3 billion	Next $22 billion	Over $25 billion
Bond Fund	0.59%	0.49%	0.48%
Investment Grade Fixed Income Fund	0.40%	0.40%	0.40%
Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2025, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, are net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the six months ended June 30, 2024, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Bond Fund	0.66%	0.91%	1.16%	0.61%
Investment Grade Fixed Income Fund	0.53%	— %	— %	— %
Effective July 1, 2024, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Bond Fund are as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Bond Fund	0.65%	0.90%	1.15%	0.60%
This new undertaking is in effect until April 30, 2026, may be terminated before then only with the consent of the Fund’s Board of Trustees, and will be reevaluated on an annual basis.
Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
| 54

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
For the six months ended June 30, 2024, the management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Bond Fund	$12,360,494	$1,249,042	$11,111,452	0.56%	0.50%
Investment Grade Fixed Income Fund	393,591	40,564	353,027	0.40%	0.36%

[1]	Management fee waivers are subject to possible recovery until December 31, 2025.
No expenses were recovered for either Fund during the six months ended June 30, 2024 under the terms of the expense limitation agreements.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.
Pursuant to Rule 12b-1 under the 1940 Act, Bond Fund has adopted Distribution Plans relating to the Fund’s Retail Class shares (the “Retail Class Plan”) and Admin Class shares (the “Admin Class Plan”).
Under the Retail Class Plan, Bond Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.
Under the Admin Class Plan, Bond Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sales of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.
In addition, the Admin Class shares of Bond Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.
For the six months ended June 30, 2024, the service and distribution fees for Bond Fund were as follows:
	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Bond Fund	$26,978	$874,695	$36,653
For the six months ended June 30, 2024, Natixis Distribution refunded Bond Fund $9,675 of prior year Admin Class service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.
c. Administrative Fees. Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the six months ended June 30, 2024, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Bond Fund	$999,945
Investment Grade Fixed Income Fund	44,347
55 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the six months ended June 30, 2024, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for Bond Fund were $1,525,885.
As of June 30, 2024, Bond Fund owes Natixis Distribution $37,786 in reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor).
Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e. Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $400,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $225,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $25,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.
f. Affiliated Ownership. As of June 30, 2024, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of Bond Fund representing 0.57% of the Fund's net assets.
7.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses for Bond Fund attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the six months ended June 30, 2024, Bond Fund incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Admin Class	Class N
Bond Fund	$1,335,368	$282,900	$11,855	$6,616
| 56

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
8.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
9.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the six months ended June 30, 2024, neither Fund had borrowings under this agreement.
10.Risk. Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
11.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2024, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds' total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
Bond Fund	1	6.18%
Investment Grade Fixed Income Fund	6	76.63%
Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.
57 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
12.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Bond Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	24,653,183	$283,708,433	50,324,349	$572,079,568
Issued in connection with the reinvestment of distributions	7,032,179	80,545,067	14,718,168	166,822,204
Redeemed	(40,888,874)	(470,385,476)	(105,495,327)	(1,198,121,685)
Net change	(9,203,512)	$(106,131,976)	(40,452,810)	$(459,219,913)
Retail Class
Issued from the sale of shares	2,165,101	$24,781,911	3,830,489	$43,552,873
Issued in connection with the reinvestment of distributions	1,503,866	17,115,289	3,338,052	37,605,069
Redeemed	(8,254,948)	(94,275,753)	(19,496,929)	(220,503,523)
Net change	(4,585,981)	$(52,378,553)	(12,328,388)	$(139,345,581)
Admin Class
Issued from the sale of shares	387,564	$4,417,324	653,955	$7,381,089
Issued in connection with the reinvestment of distributions	62,731	711,397	126,131	1,414,552
Redeemed	(560,106)	(6,376,977)	(862,132)	(9,730,973)
Net change	(109,811)	$(1,248,256)	(82,046)	$(935,332)
Class N
Issued from the sale of shares	4,294,192	$49,363,354	7,722,130	$87,543,184
Issued in connection with the reinvestment of distributions	899,322	10,284,753	1,802,180	20,393,987
Redeemed	(2,649,603)	(30,387,352)	(13,854,165)	(157,596,386)
Net change	2,543,911	$29,260,755	(4,329,855)	$(49,659,215)
Decrease from capital share transactions	(11,355,393)	$(130,498,030)	(57,193,099)	$(649,160,041)

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Investment Grade Fixed Income Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	982,916	$10,053,669	1,513,480	$15,266,091
Issued in connection with the reinvestment of distributions	439,892	4,496,212	783,647	7,903,454
Redeemed	(47,876)	(490,690)	(2,781,565)	(27,486,923)
Net change	1,374,932	$14,059,191	(484,438)	$(4,317,378)
Increase (decrease) from capital share transactions	1,374,932	$14,059,191	(484,438)	$(4,317,378)
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BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS
The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.
In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and other expenses, including information comparing the Funds’ advisory fees to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Adviser, including how profitability is determined for the Funds, and (v) information obtained through the completion by the Adviser of questionnaires distributed on behalf of the Trustees throughout the year. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay for research and other similar services, (iv) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.
In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.
The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2024. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.
The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Funds and the resources dedicated to the Funds by the Adviser and its affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Adviser, as well as the affiliation between the Adviser and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.
The Trustees considered not only the advisory services provided by the Adviser to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements, such as recent rules relating to the fair valuation of investments and the use of derivatives, implementation of tailored shareholder reports and amendments to the Names Rule, as well as from monitoring proposed rules, such as those relating to cybersecurity, environmental, social, and governance-specific regulatory changes, and vendor oversight.
For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.
59 |

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.
Investment performance of the Funds and the Adviser. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. The Trustees also received information about how comparative peer groups are constructed. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.
The Board noted that through December 31, 2023, each Fund’s one-, three- and five-year performance, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):
	One-Year	Three-Year	Five-Year
Loomis Sayles Bond Fund	72%	82%	88%
Loomis Sayles Investment Grade Fixed Income Fund	6%	7%	15%
In the case of the Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for the relevant periods, the Board concluded that other factors relevant to performance supported renewal of the Fund’s Agreement. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s performance for a recent (though not necessarily the most recent) calendar year was stronger relative to its category; and (3) that the Fund had outperformed its relevant benchmark for the one-year period ended December 31, 2023. The Board also considered information about each Fund’s more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.
The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Adviser and/or other relevant factors supported the renewal of the Agreements.
The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, as well as the need for the Adviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that both of the Funds have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for the Funds under their expense limitation agreements. They further noted that management had proposed to reduce the expense limitation for Loomis Sayles Bond Fund on all share classes, effective as of July 1, 2024. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.
The Trustees noted that the Funds had total advisory fee rates that were above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such a relatively higher advisory fee rate, including: (1) that the advisory fee was only one basis point higher than the median of the peer group of funds for Loomis Sayles Bond Fund; (2) that the advisory fee was only three basis points higher than the median of the peer group of funds for Loomis Sayles Investment Grade Fixed Income Fund; (3) that management
| 60

had proposed to reduce the expense limitation of Loomis Sayles Bond Fund , which is expected to reduce the Fund’s effective advisory fee rate; and (4) that Loomis Sayles Investment Grade Fixed Income Fund had experienced top quartile performance over multiple time periods ended December 31, 2023.
The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Adviser had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fee charged to each of the Funds was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.
Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders of certain Funds. With respect to economies of scale, the Trustees noted that the Loomis Sayles Bond Fund had breakpoints in its advisory fee and that each of the Funds was subject to an expense limitation. The Trustees also considered management’s proposal to reduce the expense limitation for Loomis Sayles Bond Fund. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment the Adviser has made into its business.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.
The Trustees also considered other factors, which included but were not limited to the following:
• The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability, aggressive domestic and foreign central bank policies, and adverse developments affecting the financial services industry generally, as applicable, on the performance, asset levels and expense ratios of each Fund.
• Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Funds.
• So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Funds, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.
• The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2025.
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LOOMIS SAYLES FUNDS
Loomis Sayles Funds, a Boston-based family of mutual funds advised by Loomis, Sayles & Company, L.P., offers a range of fixed income and equity investments to fit the goals of the most demanding investor. Investment minimums and a pricing structure that includes multiple share classes make the funds suitable investments for individual investors, retirement plan participants, high net worth individuals and small institutions, including endowments and foundations.
PHONE 800-633-3330 FOR THE FOLLOWING FUND INFORMATION:
•  Net asset values, yields, distribution information, fund information and fund literature
•  Speak to a customer service representative regarding new or existing accounts
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Please visit www.loomissayles.com or call 800-633-3330 for a prospectus and a summary prospectus, if available, containing this and other information.
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must be in writing, signed by the shareholder, including the shareholder’s name and address, and should identify the fund(s), account number, class of shares, and number of shares held in the fund(s) as of a recent date.
or by email at:
secretaryofthefunds@natixis.com
Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, social security number, PIN, or any other non-public, personal information in an e-mail communication because this information may be viewed by others.

Exp. 8/30/2025
5884310.2.1
M-LSBFSA-0624

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

The statements regarding basis for approval of investment advisory contracts are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.  Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16.  Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not Applicable.

(a) (2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a) (3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.
(a) (3)(1)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(a) (3)(2)	Changes in the registrant’s independent public accountant. Not Applicable
(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-

14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.
(101)	Inline Interactive Data File-the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By: /s/ Kevin Charleston

Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	August 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Kevin Charleston

Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	August 21, 2024

By: /s/ Matthew J. Block

Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	August 21, 2024